UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee

227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period:  June 1, 2018 – November 30, 2018

Item 1.  Reports to Stockholders.
The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIMINVESTMENTS.COM/GOF
... YOUR WINDOW TO THE LATEST, MOST UP-TO-DATE INFORMATION ABOUT GUGGENHEIM STRATEGIC OPPORTUNITIES FUND
The shareholder report you are reading right now is just the beginning of the story.
Online at guggenheiminvestments.com/gof, you will find:
•	Daily, weekly and monthly data on share prices, net asset values, distributions and more

•	Portfolio overviews and performance analyses

•	Announcements, press releases and special notices

•	Fund and adviser contact information
Guggenheim Partners Investment Management, LLC and Guggenheim Funds Investment Advisors, LLC are continually updating and expanding shareholder information services on the Fund’s website in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment in the Fund.

(Unaudited)	November 30, 2018

DEAR SHAREHOLDER
We thank you for your investment in the Guggenheim Strategic Opportunities Fund (the “Fund”). This report covers the Fund’s performance for the six-month period ended November 30, 2018.
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy. The Fund’s sub-adviser seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies.
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2018, the Fund provided a total return based on market price of -0.75% and a total return based on NAV of 2.33%. As of November 30, 2018, the Fund’s market price of $20.01 represented a premium of 8.34% to its NAV of $18.47. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses.
Past performance is not a guarantee of future results. All NAV returns include the deduction of management fees, operating expenses, and all other Fund expenses. The market price of the Fund’s shares fluctuates from time to time, and it may be higher or lower than the Fund’s NAV.
From June 2018 through November 2018, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 10.92% based on the Fund’s closing market price of $20.01 on November 30, 2018. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(f) on page 54 for more information on distributions for the period.
Guggenheim Funds Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Fund. Guggenheim Partners Investment Management, LLC (“GPIM” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser and is responsible for the management of the Fund’s portfolio of investments. Each of the Adviser and the Sub-Adviser is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.
We encourage shareholders to consider the opportunity to reinvest their distributions from the Fund through the Dividend Reinvestment Plan (“DRIP”), which is described in detail on page 79 of this report. When shares trade at a discount to NAV, the DRIP takes advantage of the discount by reinvesting the monthly dividend distribution in common shares of the Fund purchased in the market at a price less than NAV. Conversely, when the market price of the Fund’s common shares is at a premium above NAV, the DRIP reinvests participants’ dividends in newly-issued common shares at the greater of NAV per share or 95% of the market price per share. The DRIP provides a cost-effective means to accumulate additional shares and enjoy the benefits of compounding returns over time. Since the Fund endeavors to maintain a stable monthly distribution, the DRIP effectively provides an income averaging technique

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DEAR SHAREHOLDER (Unaudited) continued	November 30, 2018

which causes shareholders to accumulate a larger number of Fund shares when the market price is depressed than when the price is higher.
To learn more about the Fund’s performance and investment strategy, we encourage you to read the Questions & Answers section of this report, which begins on page 5. You’ll find information on Guggenheim’s investment philosophy, views on the economy and market environment, and detailed information about the factors that impacted the Fund’s performance.
We appreciate your investment and look forward to serving your investment needs in the future. For the most up-to-date information on your investment, please visit the Fund’s website at guggenheiminvestments.com/gof.
Sincerely,
Guggenheim Funds Investment Advisors, LLC
Guggenheim Strategic Opportunities Fund
December 31, 2018

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QUESTIONS & ANSWERS (Unaudited)	November 30, 2018

Guggenheim Strategic Opportunities Fund (“Fund”) is managed by a team of seasoned professionals at Guggenheim Partners Investment Management, LLC (“GPIM”). This team includes B. Scott Minerd, Chairman of Guggenheim Investments and Global Chief Investment Officer; Anne B. Walsh, CFA, JD, Senior Managing Director and Chief Investment Officer, Fixed Income; Steven H. Brown, CFA, Managing Director and Portfolio Manager; and Adam Bloch, Director and Portfolio Manager. In the following interview, the investment team discusses the market environment and the Fund’s performance for the six-month period ended November 30, 2018.
What is the Fund’s investment objective and how is it pursued?
The Fund seeks to maximize total return through a combination of current income and capital appreciation. The Fund pursues a relative value-based investment philosophy, which utilizes quantitative and qualitative analysis.
The Fund seeks to combine a credit-managed fixed-income portfolio with access to a diversified pool of alternative investments and equity strategies. The Fund seeks to achieve its investment objective by investing in a wide range of fixed-income and other debt and senior-equity securities (“Income Securities”) selected from a variety of credit qualities and sectors, including, but not limited to, corporate bonds, loans and loan participations, structured finance investments, U.S. government and agency securities, mezzanine and preferred securities and convertible securities, and in common stocks, limited liability company interests, trust certificates, and other equity investments (“Common Equity Securities”), exposure to which is obtained primarily by investing in exchange-traded funds (“ETFs”) that Guggenheim believes offer attractive yield and/or capital appreciation potential, including employing a strategy of writing (selling) covered call and put options on such equities. Guggenheim believes the volatility of the Fund can be reduced by diversifying across a large number of sectors and securities, some of which historically have not been highly correlated to one another.
Under normal market conditions:
•  The Fund may invest without limitation in fixed-income securities rated below investment grade (commonly referred to as “junk bonds”); the Fund may invest in below-investment grade income securities of any rating;
•  The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated fixed-income securities of corporate and governmental issuers located outside the U.S., including up to 10% of total assets in fixed-income securities of issuers located in emerging markets;

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

•
The Fund may invest up to 50% of its total assets in common equity securities, and the Fund may invest in exchange-traded funds or other investment funds that track equity market indices and/or through derivative instruments that replicate the economic characteristics of exposure to Common Equity Securities; and

•
The Fund may invest up to 30% of its total assets in investment funds that primarily hold (directly or indirectly) investments in which the Fund may invest directly, of which amount up to 30% of the Fund’s total assets may be invested in investment funds that are registered as investment companies under the Investment Company Act of 1940 (the “1940 Act”) to the extent permitted by applicable law and related interpretations of the staff of the U.S. Securities and Exchange Commission.

Guggenheim’s process for determining whether to buy a security is a collaborative effort between various groups including: (i) economic research, which focus on key economic themes and trends, regional and country-specific analysis, and assessments of event-risk and policy impacts on asset prices, (ii) the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, (iii) its Sector Specialists, who are responsible for identifying investment opportunities in particular securities within these sectors, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities, and (iv) portfolio managers, who determine which securities best fit the Fund based on the Fund’s investment objective and top-down sector allocations. In managing the Fund, Guggenheim uses a process for selecting securities for purchase and sale that is based on intensive credit research and involves extensive due diligence on each issuer, region and sector. Guggenheim also considers macroeconomic outlook and geopolitical issues.
The Fund may use financial leverage to finance the purchase of additional securities. Although financial leverage may create an opportunity for increased return for shareholders, it also results in additional risks and can magnify the effect of any losses. There is no assurance that the strategy will be successful. If income and gains earned on securities purchased with the financial leverage proceeds are greater than the cost of the financial leverage, common shareholders’ return will be greater than if financial leverage had not been used. Conversely, if the income or gains from the securities purchased with the proceeds of financial leverage are less than the cost of the financial leverage, common shareholders’ return will be less than if financial leverage had not been used.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

What were the significant events over the six-month period ended November 30, 2018 affecting Guggenheim’s view of the economy and market environment?
The market volatility seen in the final months of 2018 laid bare the tension that we expect to drive markets in the coming year. As we have highlighted previously, U.S. Gross Domestic Product (“GDP”) growth has been unsustainably strong, and the Federal Reserve (the “Fed”) had no choice but to signal its intent to slow growth down in an effort to reduce inflationary pressures and stabilize the labor market. At the same time, risky asset valuations reflected market expectations that strong growth would continue well into the future.
The U.S. economy expanded at a rate of about 3% in 2018, which GPIM finds to be roughly twice the pace needed to limit further tightening of the labor market. Tepid supply-side growth means the economy’s longer-run “speed limit” is lower than most people think at around 1.5%, with corresponding equilibrium payroll gains in the neighborhood of just 95,000 per month. This implies that a big growth slowdown will be needed for the Fed to fulfill its “maximum sustainable employment” objective. Like most forecasters, we envision a slowdown in 2019, but we expect growth to remain above potential for most of the year, resulting in further tightening of the labor market.
With growth set to slow, the prospects for further rate increases have become more uncertain, particularly in light of recent market volatility. As the Fed enters a more data-dependent phase, GPIM has changed its call for increases in the federal funds rate in 2019 from four to two. A key element of the change in our forecast is that tighter financial conditions take some pressure off the Fed to raise the federal funds rate. Essentially, the markets have done some tightening for the Fed, which limits the need for the Fed to hike rates as much. Our expectation for two rate hikes in 2019 is also based on the Fed continuing along its pre-set course for balance sheet runoff. Our work shows that balance sheet runoff equates to at least an extra 25 basis point hike in both 2018 and 2019.
Yields on U.S. Treasury securities have fallen in recent months, but we expect higher yields in 2019 as the Fed delivers more rate hikes than the market is pricing in. As with the last hiking cycle, we believe the market is underestimating the terminal rate, which argues for maintaining an underweight duration stance.
In the six months ending November 30, 2018, the U.S. Treasury curve continued its bear-flattening trend, as the yield on the two-year Treasury rose 36 basis points, from 2.43% to 2.79% and the yield on the 10-year Treasury rose just 13 basis points, from 2.86% to 2.99%. The difference between the two-year Treasury and 10-year Treasury narrowed from 43 basis points to 20 basis points. At its December meeting, the Federal Open Market Committee (“FOMC”) raised the federal funds rate as expected to a

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

target range of 2.25-2.50% and added language around the future course of policy. The adjusted language suggests the Fed will be more data dependent going forward, saying that it will “continue to monitor global economic and financial developments and assess their implications for the economic outlook.”
The weak link in the U.S. economy is corporate balance sheets that are burdened with too much debt. One aspect of this story that is underappreciated by markets is the deterioration in working capital management relative to the past cycle. Our analysis shows that corporations’ short-term liabilities are rising as they take longer to pay their suppliers. This trend increases the interconnectedness of U.S. companies and could worsen the next downturn.
Market sentiment is dependent on the continuation of above potential growth, an outcome the Fed cannot tolerate indefinitely, and economic history tells us we should not expect. With this in mind, we continue to reduce credit exposure in the portfolio.
How did the Fund perform for the six months ended November 30, 2018?
All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. For the six-month period ended November 30, 2018, the Fund provided a total return based on market price of -0.75% and a total return based on NAV of 2.33%. As of November 30, 2018, the Fund’s market price of $20.01 represented a premium of 8.34% to its NAV of $18.47. NAV return includes the deduction of management fees, operating expenses, and all other Fund expenses. As of May 31, 2018, the Fund’s market price of $21.29 represented a premium of 11.35% to its NAV of $19.12. The market value of the Fund’s shares fluctuates from time to time and may be higher or lower than the Fund’s NAV. Past performance is not a guarantee of future results.
What were the Fund’s distributions?
From June 2018 through November 2018, the Fund paid a monthly distribution of $0.1821 per share. The latest distribution represents an annualized distribution rate of 10.92% based on the Fund’s closing market price of $20.01 on November 30, 2018. The Fund’s distribution rate is not constant and the amount of distributions, when declared by the Fund’s Board of Trustees, is subject to change based on the performance of the Fund. Please see Note 2(f) on page 54 for more information on distributions for the period.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

How did other markets perform in this environment for the six-month period ended November 30, 2018?
Index	Total Return
Bloomberg Barclays U.S. Aggregate Bond Index	-0.30%
Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index	0.75%
Bloomberg Barclays U.S. Corporate High Yield Index	0.30%
Credit Suisse Leveraged Loan Index	1.21%
ICE BofA/ML ABS Master BBB-AA Index	1.33%
S&P 500 Index	3.02%

Discuss performance over the period.
During the period, the Fund saw positive performance primarily attributable to the portfolio’s carry. Carry refers to the income received from portfolio investments over a defined period. Carry from bank loans, collateralized loan obligations (“CLOs”), and aircraft asset-backed securities (“ABS”) were the largest drivers of return.
As we approach a potential turn in the credit cycle, the Fund pared back its allocation to bank loans, high yield and investment grade corporate bonds over the period.
Bank loans performed well, buoyed by Fed rate increases and a benign default environment. We reduced our exposure, however, as uncertainty in later stages of the credit cycle has been accompanied by higher volatility in lower-quality assets. The Fund’s investments focused on companies with strong cash flows, recurring revenue streams, and high-quality margins.
CLO debt continued to add to the Fund’s return. Credit performance in underlying bank loans remains strong, though cyclical and idiosyncratic risk concerns are increasing. We are cognizant of the growing risk of negative credit events related to the turn in the credit cycle. We remain focused on limiting spread duration in order to protect against price volatility.
Aircraft ABS remained stable and performed well during the period. Aircraft ABS gained significant investor sponsorship in 2018, as aircraft traffic growth and aircraft collateral continued to demonstrate strong credit fundamentals.
The Fund increased its allocation to non-agency residential mortgage-backed securities. We hold a constructive view on the sector as healthy housing fundamentals and improving borrower performance support the sector. Strong demand and muted new home construction have pushed inventories to historically low levels, in turn boosting home values. Against this backdrop, ongoing credit curing of legacy mortgage-backed securities borrowers should result in improved prepayments and loss rates on bonds and has already emboldened greater risk-taking by lenders and investors.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

With approximately 68% of the Fund’s managed assets invested in floating rate investments at period’s end, we believe the Fund is positioned for additional interest rate increases.
What was the impact of derivatives on Fund performance?
The Fund uses derivatives for its covered call strategy and for various hedging purposes, such as currency forward contracts to hedge exchange rate risk in the purchase of government securities of foreign countries.
The covered call strategy added to performance during the period.
Over the last six months, the U.S. dollar appreciated versus foreign currencies, a positive impact on the forward contracts, adding to performance, but offset by depreciation of the foreign-denominated assets in U.S. dollar terms.
The Fund also purchased a credit hedge via credit default swaps in November to reduce portfolio spread duration. As spreads widened the credit hedge added to performance.
Discuss the Fund’s approach to duration.
Although the Fund has no set policy regarding portfolio duration or maturity, the Fund maintained a low-duration target at period’s end.
Discuss the Fund’s use of leverage.
The Fund employed no leverage at period’s end and approximately 0.30% of managed assets (including the proceeds of leverage) at May 31, 2018. The minimal use of leverage during this period had a negligible impact on the Fund’s return. The purpose of leverage (borrowing and reverse repurchase agreements) is to fund the purchase of additional securities that may provide increased income and potentially greater appreciation to common shareholders than could be achieved from an unlevered portfolio. Leverage results in greater NAV volatility and entails more downside risk than an unleveraged portfolio.
Guggenheim employs leverage through two vehicles: reverse repurchase agreements, under which the Fund temporarily transfers possession of portfolio securities and receives cash which can be used for additional investments, and a committed financing facility through a leading financial institution. There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.

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QUESTIONS & ANSWERS (Unaudited) continued	November 30, 2018

Index Definitions
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).
Bloomberg Barclays U.S. Aggregate Bond 1-3 Year Index measures the performance of publicly issued investment grade corporate, U.S. Treasury and government agency securities with remaining maturities of one to three years.
The Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.
The Credit Suisse Leveraged Loan Index is an index designed to mirror the investable universe of the U.S.-dollar-denominated leveraged loan market.
The ICE BofA/ML ABS Master BBB-AA Index is a subset of The ICE BofA/ML U.S. Fixed Rate Asset Backed Securities Index including all securities rated AA1 through BBB3, inclusive.
The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.
Risks and Other Considerations
Investing involves risk, including the possible loss of principal and fluctuation of value. The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are expressed for informational purposes only and are subject to change at any time, based on market and other conditions, and may not come to pass. These views may differ from views of other investment professionals at Guggenheim and should not be construed as research, investment advice or a recommendation of any kind regarding the fund or any issuer or security, do not constitute a solicitation to buy or sell any security and should not be considered specific legal, investment or tax advice. The information provided does not take into account the specific objectives, financial situation or particular needs of any specific investor.

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The views expressed in this report may also include forward looking statements that involve risk and uncertainty, and there is no guarantee that any predictions will come to pass. Actual results or events may differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
There can be no assurance that the Fund will achieve its investment objectives or that any investment strategies or techniques discussed herein will be effective. The value of the Fund will fluctuate with the value of the underlying securities. Historically, closed-end funds often trade at a discount to their net asset value.
Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown.
Please see guggenheiminvestments.com/gof for a detailed discussion of the Fund’s risks and considerations.
This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

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FUND SUMMARY (Unaudited)	November 30, 2018

Fund Statistics
Share Price	$20.01
Net Asset Value	$18.47
Premium to NAV	8.34%
Net Assets ($000)	$590,711

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2018
	Six Month
	(non-	One	Three	Five	Ten
	annualized)	Year	Year	Year	Year
Guggenheim Strategic Opportunities Fund
NAV	2.33%	4.94%	13.06%	9.89%	16.51%
Market	(0.75%)	3.32%	16.76%	10.33%	19.51%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the sale of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com/gof. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when sold, may be worth more or less than their original cost.
Ten Largest Holdings	(% of Total Net Assets)
LSTAR Securities Investment Limited, 4.30%	0.9%
Lehman XS Trust Series, 2.49%	0.9%
TSGE, 6.25%	0.9%
GAHR Commercial Mortgage Trust, 3.49%	0.9%
Golub Capital Partners CLO Ltd., 4.68%	0.8%
OZLM XII Ltd., 4.57%	0.7%
Fortress Credit Opportunities IX CLO Ltd., 5.27%	0.7%
Encore Capital Group, Inc., 5.63%	0.7%
GMAC Commercial Mortgage Asset Corp., 6.36%	0.6%
Apollo Aviation Securitization Equity Trust, 5.93%	0.6%
Top Ten Total	7.7%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

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FUND SUMMARY (Unaudited) continued	November 30, 2018

Portfolio Breakdown	% of Net Assets
Investments:
Senior Floating Rate Interests	32.2%
Asset-Backed Securities	22.6%
Corporate Bonds	18.3%
Collateralized Mortgage Obligations	13.3%
U.S. Treasury Bills	6.4%
Money Market Fund	2.6%
Foreign Government Bonds	1.6%
Preferred Stocks	0.5%
Other	0.7%
Total Investments:	98.2%
Corporate Bonds Sold Short	-0.2%
Call Options Written	-0.4%
Other Assets & Liabilities, net	2.4%
Net Assets	100.0%
Holdings diversification and holdings are subject to change daily. For more information, please visit guggenheiminvestments.com/gof. The above summaries are provided for informational purposes only and should not be viewed as recommendations. Past performance does not guarantee future results.

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FUND SUMMARY (Unaudited) continued	November 30, 2018

Portfolio Composition by Quality Rating*

% of Total
Rating	Investments
Fixed Income Instruments
AAA	6.8%
AA	1.0%
A	11.1%
BBB	10.5%
BB	6.5%
B	29.7%
CCC	5.7%
CC	7.2%
C	1.1%
D	0.2%
NR**	20.0%
Other Instruments
Other	0.2%
Total Investments	100.0%

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All rated securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

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SCHEDULE OF INVESTMENTS (Unaudited)		November 30, 2018

	Shares	Value

COMMON STOCKS† – 0.2%
Utilities – 0.1%
TexGen Power LLC*,††	22,219	$ 881,361

Energy – 0.1%
SandRidge Energy, Inc.*	39,565	387,737
Approach Resources, Inc.*	57,880	76,401
Titan Energy LLC*	9,603	3,841
Comstock Resources, Inc.*	1	8
Total Energy		467,987

Communications – 0.0%
Cengage Learning Acquisitions, Inc.*,††	11,126	62,117

Technology – 0.0%
Qlik Technologies, Inc. – Class A*,†††,1	56	57,049
Qlik Technologies, Inc.*,†††	3,600	–
Qlik Technologies, Inc. – Class B*,†††,1	13,812	–
Aspect Software, Inc.*,†††,1,2	156	–
Total Technology		57,049

Consumer, Non-cyclical – 0.0%
Targus Group International Equity, Inc.*,†††,1,2	12,989	33,661

Industrial 0.0%
Carey International, Inc.*,†††,1	6	–
Total Common Stocks
(Cost $3,450,544)		1,502,175

PREFERRED STOCKS†† – 0.5%
Industrial – 0.3%
Seaspan Corp. 6.38% due 04/30/19	45,300	1,143,825
Lytx Holdings, LLC 11.50%*,†††,1,3	521	520,857
Total Industrial		1,664,682

Financial – 0.2%
Public Storage 5.40%[3]	41,000	937,260
AgriBank FCB 6.88%[3,5]	4,000	422,000
Total Financial		1,359,260
Total Preferred Stocks
(Cost $2,996,362)		3,023,942

WARRANTS††† – 0.0%
Lytx, Inc.*,1	26	131
Aspect Software, Inc.*,1,2	134,686	–
Total Warrants
(Cost $–)		131

See notes to financial statements.

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SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Shares	Value

MONEY MARKET FUND† – 2.6%
Dreyfus Treasury Prime Cash Management – Institutional Shares 2.08%[8]	15,641,005	$ 15,641,005
Total Money Market Fund
(Cost $15,641,005)		15,641,005
	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2%
Consumer, Cyclical – 6.7%
Accuride Corp.
7.64% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	3,411,424	$ 3,292,024
EG Finco Ltd.
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	2,786,000	2,751,174
8.75% (3 Month EURIBOR + 7.75%, Rate Floor: 8.75%) due 04/20/26	EUR 400,000	450,309
Big Jack Holdings LP
5.60% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/05/24	2,136,965	2,094,225
K & N Parent, Inc.
7.14% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/20/23	1,952,226	1,942,464
Blue Nile, Inc.
8.84% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 02/17/23	1,875,000	1,856,250
Boot Barn Holdings, Inc.
6.89% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/29/21	1,765,000	1,729,700
Midas Intermediate Holdco II LLC
5.14% (3 Month USD LIBOR + 2.75%, Rate Floor: 3.75%) due 08/18/21	1,792,149	1,722,703
Touchtunes Interactive Network
7.09% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 05/28/21	1,569,910	1,569,910
Lands’ End, Inc.
5.60% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 04/02/21	1,638,566	1,562,094
EnTrans International, LLC
8.34% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.00%) due 11/01/24	1,500,000	1,485,000
SHO Holding I Corp.
7.53% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 10/27/22	1,208,756	1,136,231
6.28% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/27/21†††,1	354,000	329,765
Comet Bidco Ltd.
7.70% (1 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 09/30/24	1,492,500	1,464,516
Zephyr Bidco Ltd.
8.24% (1 Month GBP LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	GBP 1,100,000	1,387,445
CPI Acquisition, Inc.
7.02% (3 Month USD LIBOR + 4.50%, Rate Floor: 6.50%) due 08/17/22	2,021,782	1,307,668
BBB Industries, LLC
6.81% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,250,000	1,248,438
Alexander Mann
7.80% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 08/11/25	1,300,000	1,248,000
Apro LLC
6.34% (2 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/08/24	1,166,000	1,157,255
AT Home Holding III
6.03% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/03/22	1,110,000	1,098,900

See notes to financial statements.

18 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Consumer, Cyclical – 6.7% (continued)
WESCO
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††,1	997,500	$ 992,913
SMG US Midco 2, Inc.
5.34% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 01/23/25	995,000	983,189
IBC Capital Ltd.
6.09% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	995,000	980,075
Galls LLC
8.59% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/25†††,1	919,242	910,126
8.83% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 01/31/24†††,1	59,211	52,569
Checkers Drive-In Restaurants, Inc.
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,013,120	893,238
Truck Hero, Inc.
6.07% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 04/22/24	845,718	829,649
NES Global Talent
8.03% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	638,329	638,329
Belk, Inc.
7.36% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/12/22	787,073	627,203
ABRA Auto Body
9.58% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 09/19/22	500,000	498,750
Leslie’s Poolmart, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/16/23	465,974	459,217
Acosta, Inc.
5.79% (1 Month USD LIBOR + 2.25%, Rate Floor: 1.50%) due 09/26/19	415,556	287,490
4.59% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 09/26/19	244,444	169,112
Nellson Nutraceutical (US)
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	266,166	264,835
American Tire Distributors, Inc.
11.25% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 10/05/19	208,720	207,676
CH Holding Corp.
9.59% (1 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 02/03/25	200,000	199,500
Petco Animal Supplies, Inc.
5.78% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 01/26/23	99,488	74,326
Total Consumer, Cyclical		39,902,268

Industrial – 6.7%
Alion Science & Technology Corp.
6.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 08/19/21	3,341,940	3,347,153
Tronair Parent, Inc.
7.56% (12 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/08/23	3,151,960	3,088,920
Capstone Logistics
6.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 10/07/21	2,675,509	2,663,255
American Bath Group LLC
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 09/30/23	2,708,257	2,654,092
ILPEA Parent, Inc.
7.10% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 03/02/23	2,592,462	2,598,943

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 19

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Industrial – 6.7% (continued)
WP CPP Holdings LLC
6.28% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 04/30/25	2,380,000	$ 2,359,175
Transcendia Holdings, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,980,038	1,961,881
Bioplan / Arcade
7.09% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 09/23/21	1,872,634	1,774,321
Foundation Building Materials Holding Company LLC
5.56% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 08/13/25	1,750,000	1,710,625
STS Operating, Inc. (SunSource)
6.59% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	1,496,482	1,485,259
National Technical
8.55% (1 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 06/12/21†††,1	1,387,882	1,353,185
Savage Enterprises LLC
6.82% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 08/01/25	1,266,023	1,266,023
Endries Acquisition Holdings, Inc.
7.06% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/01/23†††,1	1,234,375	1,225,113
PT Intermediate Holdings III LLC
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/09/24	791,315	785,380
10.39% (3 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 12/08/25	400,000	399,000
ProAmpac PG Borrower LLC
11.14% (3 Month USD LIBOR + 8.50%, Rate Floor: 9.50%) due 11/18/24	1,000,000	1,000,630
Diversitech Holdings, Inc.
9.89% (3 Month USD LIBOR + 7.50%, Rate Floor: 8.50%) due 06/02/25	1,000,000	995,000
Bhi Investments LLC
11.25% (3 Month USD LIBOR + 8.75%, Rate Floor: 9.75%) due 02/28/25†††,1	1,000,000	990,000
Pelican Products, Inc.
5.81% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/01/25	997,500	986,278
DAE Aviation
6.09% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 07/07/22	989,796	986,262
Arctic Long Carriers
6.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/18/23	987,500	974,337
Hillman Group, Inc.
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/30/25	1,000,000	964,380
YAK MAT (YAK ACCESS LLC)
12.32% (1 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	1,000,000	900,000
Fortis Solutions Group LLC
6.81% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	588,863	588,863
6.80% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 12/15/23†††,1	242,257	242,257
SLR Consulting Ltd.
6.50% (6 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25†††,1	793,980	773,782
Dimora Brands, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 08/24/24	495,000	487,575
Duran, Inc.
6.41% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/29/24	501,648	486,599

See notes to financial statements.

20 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Industrial – 6.7% (continued)
Advanced Integration Technology LP
7.46% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 04/03/23	351,049	$ 349,294
Carey International, Inc.
9.00% (3 Month USD LIBOR + 9.00%, Rate Floor: 5.50%) due 05/23/20†††,1	53,419	5,342
Total Industrial		39,402,924

Technology – 6.4%
Planview, Inc.
7.59% (1 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 01/27/23†††,1	1,975,000	1,975,000
12.09% (1 Month USD LIBOR + 9.75%, Rate Floor: 10.75%) due 07/27/23†††,1	900,000	890,361
Nimbus Acquisitions Bidco Ltd.
8.25% (3 Month GBP LIBOR + 6.25%, Rate Floor: 7.25%) due 07/15/21†††,1	GBP 1,660,282	2,100,539
4.78% (3 Month USD LIBOR + 6.25%, Rate Floor: 7.25%) due 07/15/21†††,1	420,000	410,374
TIBCO Software, Inc.
5.85% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 12/04/20	2,360,082	2,357,722
Datix Bidco Ltd.
7.28% (6 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††,1	2,001,644	1,983,396
10.53% (6 Month USD LIBOR + 7.75%, Rate Floor: 7.75%) due 09/24/26†††,1	300,111	297,177
LANDesk Group, Inc.
6.55% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/20/24	2,237,816	2,210,537
Ministry Brands LLC
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	2,109,992	2,099,443
6.33% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/02/22	52,201	51,939
Bullhorn, Inc.
9.40% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	2,022,118	2,012,126
9.23% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 11/21/22†††,1	52,230	47,041
Cvent, Inc.
6.09% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/29/24	1,990,000	1,977,562
Brave Parent Holdings, Inc.
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,895,250	1,886,968
EIG Investors Corp.
6.43% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/09/23	1,841,617	1,829,812
Park Place Technologies LLC
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/29/25	1,082,336	1,078,277
10.34% (1 Month USD LIBOR + 8.00%, Rate Floor: 9.00%) due 03/29/26	680,723	673,916
24-7 Intouch, Inc.
6.57% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 08/25/25	1,500,000	1,447,500
Refinitiv (Financial & Risk Us Holdings, Inc.)
6.09% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 10/01/25	1,400,000	1,362,256
Advanced Computer Software
7.07% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 05/31/24	1,326,105	1,326,105
MRI Software LLC
7.89% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	1,236,528	1,224,163
7.93% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 06/30/23	90,111	89,210

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 21

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Technology – 6.4% (continued)
Aspect Software, Inc.
13.39% (1 Month USD LIBOR + 11.00%, Rate Floor: 12.00%) due 05/25/20[2]	889,153	$ 740,540
6.48% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/25/20[2]	613,762	511,178
Optiv, Inc.
5.59% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.25%) due 02/01/24	1,268,353	1,208,106
Lytx, Inc.
9.09% (1 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 08/31/23†††,1	1,148,169	1,125,692
Project Accelerate Parent, LLC
6.57% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 01/02/25	995,000	995,000
Greenway Health LLC
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 02/16/24	994,962	988,744
VT Topco, Inc.
6.05% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/01/25	800,000	804,000
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/01/25	97,333	97,820
Cologix Holdings, Inc.
9.34% (1 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 03/20/25	750,000	746,250
Ping Identity Corp.
6.09% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 01/24/25	498,750	500,620
Jaggaer
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/28/24	249,372	248,748
Peak 10 Holding Corp.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/01/24	248,744	240,194
Solera LLC
5.09% (3 Month USD LIBOR + 4.50%, Rate Floor: 3.50%) due 03/03/21†††,1,7	33,883	31,733
Targus Group International, Inc.
due 05/24/16†††,1,2,13	155,450	–
Total Technology		37,570,049

Consumer, Non-cyclical – 5.0%
WIRB – Copernicus Group, Inc.
6.59% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 08/15/22	3,137,225	3,129,382
Springs Window Fashions
6.55% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 06/15/25	1,346,625	1,324,742
10.80% (1 Month USD LIBOR + 8.50%, Rate Floor: 8.50%) due 06/15/26	1,350,000	1,269,000
Immucor, Inc.
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 06/15/21	1,975,000	1,979,938
Endo Luxembourg Finance Co.
6.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/29/24	1,877,242	1,866,298
MDVIP LLC
6.56% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 11/14/24	1,488,750	1,477,584
Hearthside Group Holdings LLC
6.32% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,450,000	1,431,875
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
6.81% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	1,443,750	1,431,117

See notes to financial statements.

22 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Consumer, Non-cyclical – 5.0% (continued)
BCPE Eagle Buyer LLC
6.59% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/18/24	1,478,985	$ 1,430,918
Sierra Acquisition, Inc.
5.84% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/11/24	1,371,254	1,371,254
CTI Foods Holding Co. LLC
6.10% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/29/20	1,325,000	1,089,150
9.85% (3 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 06/28/21	1,105,000	246,780
Avantor, Inc.
6.07% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 11/21/24	1,242,500	1,240,425
Arctic Glacier Group Holdings, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	1,232,558	1,217,151
IHC Holding Corp.
9.14% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	924,480	918,897
9.09% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 04/30/21†††,1	177,467	176,396
California Cryobank
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/06/25	1,000,000	1,000,000
Tecbid US, Inc.
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 07/25/24	988,890	986,418
Affordable Care Holding
7.25% (2 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 10/24/22	972,500	970,069
Chobani LLC
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 10/10/23	1,019,864	958,040
Give and Go Prepared Foods Corp.
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 07/29/23	831,600	738,735
CPI Holdco LLC
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/21/24	698,228	692,991
Certara, Inc.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/15/24	619,260	615,005
Duran, Inc.
6.34% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 12/20/24	550,000	533,500
Packaging Coordinators Midco, Inc.
6.39% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 06/30/23	510,190	507,639
Hoffmaster Group, Inc.
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/21/23	443,286	443,287
Kar Nut Products Company
6.85% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 03/31/23†††,1	376,791	374,070
Examworks Group, Inc.
5.55% (3 Month USD LIBOR + 3.25%, Rate Floor: 3.75%) due 07/27/21†††,1	200,000	187,403
Nellson Nutraceutical (CAD)
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/21	109,422	108,875
Total Consumer, Non-cyclical		29,716,939

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 23

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Basic Materials – 2.9%
A-Gas Ltd.
7.14% (3 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/11/24†††,1	2,421,997	$ 2,382,605
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 07/25/24†††,1	EUR 1,250,000	1,409,145
ICP Industrial, Inc.
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/03/23	2,276,100	2,264,719
PetroChoice Holdings
7.53% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/19/22	2,045,373	2,042,816
American Rock Salt Company LLC
6.09% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/21/25	1,990,000	1,975,075
GrafTech Finance, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 02/12/25	1,787,375	1,762,799
Niacet Corp.
6.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	1,652,088	1,643,827
LTI Holdings, Inc.
5.84% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 09/06/25	1,000,000	983,750
Niacet B.V.
5.50% (1 Month EURIBOR + 4.50%, Rate Floor: 5.50%) due 02/01/24	EUR 777,453	875,966
Big River Steel LLC
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 08/23/23	495,000	492,525
Pregis Holding I Corp.
5.89% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/20/21	473,722	460,694
Ranpak
9.56% (1 Month USD LIBOR + 7.25%, Rate Floor: 8.25%) due 10/03/22	417,407	414,277
PMHC II, Inc. (Prince)
6.15% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/29/25	199,000	188,055
Noranda Aluminum Acquisition Corp.
8.00% (Commercial Prime Lending Rate + 4.50%, Rate Floor: 5.75%) due 02/28/19[13]	517,932	1,295
Total Basic Materials		16,897,548

Communications – 2.2%
Dominion Web Solutions LLC
8.85% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/15/24†††,1	2,738,858	2,701,250
Market Track LLC
6.64% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/05/24	2,123,125	2,080,663
Imagine Print Solutions LLC
7.10% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 06/21/22	1,970,000	1,881,350
Houghton Mifflin Co.
5.35% (1 Month USD LIBOR + 3.00%, Rate Floor: 4.00%) due 05/28/21	2,021,510	1,861,810
Cengage Learning Acquisitions, Inc.
6.56% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/07/23	1,685,939	1,502,896
Resource Label Group LLC
6.90% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 05/26/23	1,336,439	1,309,711
Flight Bidco, Inc.
9.84% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	1,300,000	1,287,000

See notes to financial statements.

24 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

SENIOR FLOATING RATE INTERESTS††,4 – 32.2% (continued)
Communications – 2.2% (continued)
Mcgraw-Hill Global Education Holdings LLC
6.34% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 05/04/22	492,403	$ 453,627
Total Communications		13,078,307

Financial – 1.2%
PSS Companies
6.84% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 01/28/20	1,818,950	1,800,761
Advisor Group, Inc.
6.05% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/15/25	1,500,000	1,497,495
StepStone Group LP
6.35% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 03/27/25	1,492,500	1,485,037
Aretec Group, Inc.
6.59% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,450,000	1,440,938
Northstar Financial Services LLC
5.80% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 05/25/25	498,750	495,009
Institutional Shareholder Services
6.14% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	454,896	449,210
6.08% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 10/16/24	41,458	40,940
Total Financial		7,209,390

Energy – 0.7%
Permian Production Partners
8.31% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 05/20/24	1,876,250	1,852,797
SeaPort Financing LLC
7.85% (1 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 10/31/25	1,500,000	1,492,500
Gavilan Resources LLC
8.31% (1 Month USD LIBOR + 6.00%, Rate Floor: 7.00%) due 03/01/24	990,000	838,203
Total Energy		4,183,500

Utilities – 0.4%
Panda Power
8.89% (3 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 08/21/20	1,470,367	1,335,093
EIF Channelview Cogeneration LLC
6.60% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	943,149	949,336
Total Utilities		2,284,429
Total Senior Floating Rate Interests
(Cost $194,718,243)		190,245,354

ASSET-BACKED SECURITIES†† – 22.6%
Collateralized Loan Obligations – 15.1%
Golub Capital Partners CLO Ltd.
2018-36A, 4.68% (3 Month USD LIBOR + 2.10%, Rate Floor: 0.00%) due 02/05/31[4,9]	5,000,000	4,833,330
2018-39A, 4.66% (3 Month USD LIBOR + 2.20%, Rate Floor: 2.20%) due 10/20/28[4,9]	2,500,000	2,496,486
2018-25A, 4.48% (3 Month USD LIBOR + 1.90%, Rate Floor: 1.90%) due 05/05/30[4,9]	2,500,000	2,472,198
2017-16A, 5.36% (3 Month USD LIBOR + 3.00%, Rate Floor: 0.00%) due 07/25/29[4,9]	1,500,000	1,501,547

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 25

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 22.6% (continued)
Collateralized Loan Obligations – 15.1% (continued)
Diamond CLO Ltd.
2018-1A, 6.13% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30[4,9]	3,000,000	$ 2,999,738
2018-1A, 5.03% (3 Month USD LIBOR + 2.60%, Rate Floor: 2.60%) due 07/22/30[4,9]	2,500,000	2,499,836
Mountain Hawk II CLO Ltd.
2018-2A, 4.82% (3 Month USD LIBOR + 2.35%, Rate Floor: 0.00%) due 07/20/24[4,9]	3,000,000	3,000,273
2013-2A, 5.62% (3 Month USD LIBOR + 3.15%, Rate Floor: 0.00%) due 07/22/24[4,9]	1,750,000	1,748,162
OZLM XII Ltd.
2018-12A, 4.57% (3 Month USD LIBOR + 2.05%, Rate Floor: 0.00%) due 04/30/27[4,9]	4,000,000	4,003,105
Fortress Credit Opportunities IX CLO Ltd.
2017-9A, 5.27% (3 Month USD LIBOR + 2.65%, Rate Floor: 0.00%) due 11/15/29[4,9]	4,000,000	3,944,108
BDS Ltd.
2018-FL2, 4.85% (1 Month USD LIBOR + 2.55%, Rate Floor: 2.55%) due 08/15/35[4,9]	3,000,000	3,002,200
FDF I Ltd.
2015-1A, 6.88% due 11/12/30[9]	2,000,000	1,997,670
2015-1A, 7.50% due 11/12/30[9]	1,000,000	1,000,180
Marathon CRE Ltd.
2018-FL1, 5.31% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 06/15/28[4,9]	3,000,000	2,984,341
FDF II Ltd.
2016-2A, 7.70% due 05/12/31[9]	3,000,000	2,970,675
Dryden 50 Senior Loan Fund
2017-50A, due 07/15/30[9,10]	3,555,000	2,835,091
Denali Capital CLO XI Ltd.
2018-1A, 4.62% (3 Month USD LIBOR + 2.15%, Rate Floor: 0.00%) due 10/20/28[4,9]	2,400,000	2,400,947
Dryden 37 Senior Loan Fund
2015-37X, due 01/15/31[10]	2,998,799	2,294,081
Newstar Commercial Loan Funding LLC
2017-1A, 7.44% (3 Month USD LIBOR + 5.10%, Rate Floor: 0.00%) due 03/20/27[4,9]	2,000,000	2,025,831
Avery Point VI CLO Ltd.
2018-6A, 4.58% (3 Month USD LIBOR + 2.00%, Rate Floor: 0.00%) due 08/05/27[4,9]	2,000,000	2,000,345
MP CLO VIII Ltd.
2018-2A, 4.41% (3 Month USD LIBOR + 1.90%, Rate Floor: 0.00%) due 10/28/27[4,9]	2,000,000	1,988,792
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/14/28[9,10]	2,600,000	1,946,285
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[10]	2,399,940	1,885,773
TPG Real Estate Finance Issuer Ltd.
2018-FL1, 5.00% (1 Month USD LIBOR + 2.70%, Rate Floor: 2.70%) due 02/15/35[4,9]	1,800,000	1,815,100
Exantas Capital Corporation Ltd.
2018-RSO6, 4.80% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 06/15/35[4,9]	1,800,000	1,792,534
Hunt CRE Ltd.
2017-FL1, 5.61% (1 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 08/15/34[4,9]	1,800,000	1,779,249
Monroe Capital CLO Ltd.
2017-1A, 6.07% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26[4,9]	1,750,000	1,751,802
Cent CLO 19 Ltd.
2013-19A, 5.81% (3 Month USD LIBOR + 3.30%, Rate Floor: 0.00%) due 10/29/25[4,9]	1,750,000	1,751,794

See notes to financial statements.

26 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 22.6% (continued)
Collateralized Loan Obligations – 15.1% (continued)
Voya CLO Ltd.
2013-1A, due 10/15/30[9,10]	3,000,000	$ 1,740,036
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[9,10]	2,000,000	1,729,754
Treman Park CLO Ltd.
2015-1A, due 10/20/28[9,10]	2,000,000	1,649,820
Marathon CLO V Ltd.
2013-5A, due 11/21/27[9,10]	3,566,667	1,465,280
Babson CLO Ltd.
2014-IA, due 07/20/25[9,10]	3,000,000	1,343,247
2012-2A, due 05/15/23[9,10]	2,000,000	107,216
Atlas Senior Loan Fund IX Ltd.
2018-9A, due 04/20/28[9,10]	2,600,000	1,446,471
Ladder Capital Commercial Mortgage Trust
2017-FL1, 5.90% (1 Month USD LIBOR + 3.60%, Rate Floor: 3.60%) due 09/15/34[4,9]	1,350,000	1,342,619
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 5.28% (3 Month USD LIBOR + 2.95%, Rate Floor: 0.00%) due 12/15/28[4,9]	1,250,000	1,250,135
KVK CLO Ltd.
2013-1A, due 01/14/28[9,10]	2,300,000	1,062,200
NewStar Clarendon Fund CLO LLC
2015-1A, 6.84% (3 Month USD LIBOR + 4.35%, Rate Floor: 0.00%) due 01/25/27[4,9]	1,000,000	1,002,254
Atlas Senior Loan Fund IV Ltd.
2018-2A, 5.22% (3 Month USD LIBOR + 2.60%, Rate Floor: 0.00%) due 02/17/26[4,9]	1,000,000	1,000,180
ALM XII Ltd.
2018-12A, 4.09% (3 Month USD LIBOR + 1.65%, Rate Floor: 1.65%) due 04/16/27[4,9]	1,000,000	992,853
Jackson Mill CLO Ltd.
2018-1A, 4.29% (3 Month USD LIBOR + 1.85%, Rate Floor: 1.85%) due 04/15/27[4,9]	1,000,000	991,950
Dryden 41 Senior Loan Fund
2015-41A, due 04/15/31[9,10]	1,250,000	931,449
Venture XIII CLO Ltd.
2013-13A, due 09/10/29[9,10]	1,500,000	922,749
Great Lakes CLO Ltd.
2014-1A, due 10/15/29[9,10]	1,153,846	826,514
Dryden 37 Senior Loan Fund
2015-37A, due 01/15/31[9,10]	1,050,000	803,250
West CLO Ltd.
2013-1A, due 11/07/25[9,10]	1,350,000	516,078
Finn Square CLO Ltd.
2012-1A, due 12/24/23[9,10]	2,500,000	93,145
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[9,10]	3,700,000	29,911
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[9,10]	1,500,000	698
Total Collateralized Loan Obligations		88,969,282

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 22.6% (continued)
Transport-Aircraft – 4.1%
Apollo Aviation Securitization Equity Trust
2017-1A, 5.93% due 05/16/42[9]	3,483,950	$ 3,574,721
2018-2A, 5.43% due 11/16/38[9]	3,000,000	3,021,756
2018-1A, 5.44% due 01/16/38[9]	2,400,672	2,427,423
2016-2, 7.87% due 11/15/41	1,642,750	1,640,306
2016-1A, 6.50% due 03/17/36[9,11]	871,354	876,200
2016-2, 5.93% due 11/15/41	832,200	834,461
2016-1A, 9.20% due 03/17/36[9,11]	234,174	234,074
Rise Ltd.
2014-1B, 6.50% due 02/12/39	1,359,515	1,333,603
2014-1A, 4.75% due 02/12/39	1,032,393	1,012,076
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[9,11]	2,242,836	2,200,200
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[9]	1,763,370	1,762,582
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42[9]	1,714,262	1,739,691
Stripes Aircraft Ltd.
2013-1 A1, 5.80% (1 Month USD LIBOR + 3.50%) due 03/20/23†††,4	1,259,719	1,240,614
Castlelake Aircraft Securitization Trust
2014-1C, due 01/15/23†††,1,7	3,054,105	1,050,611
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/40[9]	787,710	780,455
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48[12]	482,310	396,971
Airplanes Pass Through Trust
2001-1A, 2.71% (1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%) due 03/15/19[4,12,13]	6,677,317	166,399
Total Transport-Aircraft		24,292,143

Whole Business – 1.0%
TSGE
2017-1, 6.25% due 09/25/31†††,1	5,000,000	5,014,906
Wingstop Funding LLC
2018-1, 4.97% due 12/05/48[9]	1,000,000	1,009,453
Total Whole Business		6,024,359

Collateralized Debt Obligations – 0.7%
Anchorage Credit Funding 1 Ltd.
2015-1A, 6.30% due 07/28/30[9]	3,000,000	3,020,521
Anchorage Credit Funding 4 Ltd.
2016-4A, 5.50% due 02/15/35[9]	1,000,000	1,007,688
Highland Park CDO I Ltd.
2006-1A, 3.09% (3 Month USD LIBOR + 0.40%, Rate Floor: 0.00%) due 11/25/51[4,12]	329,047	321,643
Total Collateralized Debt Obligations		4,349,852

See notes to financial statements.

28 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

ASSET-BACKED SECURITIES†† – 22.6% (continued)
Insurance – 0.4%
LTCG Securitization Issuer LLC
2018-A, 4.59% due 06/15/48[9]	2,304,391	$ 2,330,540

Transport-Rail – 0.4%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[9]	2,022,549	2,201,108

Infrastructure – 0.3%
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[12]	1,991,666	1,984,145

Financial – 0.2%
NCBJ
2015-1A, 5.88% due 07/08/22†††,1	1,164,959	1,167,417

Diversified Payment Rights – 0.2%
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††,1	1,100,000	1,090,779

Transport-Container – 0.2%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[9]	883,333	864,513
Total Asset-Backed Securities
(Cost $138,235,553)		133,274,138

CORPORATE BONDS†† – 18.3%
Financial – 6.5%
QBE Insurance Group Ltd.
7.50% (USD 10 Year Swap Rate + 6.03%) due 11/24/43[4,9]	3,000,000	3,232,500
Bank of America Corp.
6.50%[3,5]	2,000,000	2,090,000
6.30%[3,5]	1,000,000	1,042,500
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49	2,900,000	2,890,857
Customers Bank
6.13% due 06/26/29[5,12]	2,500,000	2,557,062
Citizens Financial Group, Inc.
5.50%[3,5]	2,500,000	2,484,375
American Equity Investment Life Holding Co.
5.00% due 06/15/27	2,350,000	2,293,064
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[9]	1,075,000	1,079,031
7.25% due 08/15/24[9]	1,000,000	962,500
6.88% due 04/15/22[9]	200,000	199,560
CNB Financial Corp.
5.75% due 10/15/26[5,12]	2,000,000	2,013,902

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

CORPORATE BONDS†† – 18.3% (continued)
Financial – 6.5% (continued)
Atlas Mara Ltd.
8.00% due 12/31/20	2,200,000	$ 1,980,000
Macquarie Group Ltd.
5.03% (3 Month USD LIBOR + 1.75%) due 01/15/30[4,9]	2,000,000	1,975,055
Assurant, Inc.
4.90% due 03/27/28	1,950,000	1,956,149
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[12]	1,937,525	1,901,434
Newmark Group, Inc.
6.13% due 11/15/23[9]	1,450,000	1,424,882
Springleaf Finance Corp.
7.13% due 03/15/26	1,450,000	1,363,000
Senior Housing Properties Trust
4.75% due 02/15/28	1,350,000	1,279,215
Hunt Companies, Inc.
6.25% due 02/15/26[9]	1,300,000	1,173,250
Lincoln Finance Ltd.
7.38% due 04/15/21[9]	1,000,000	1,022,500
LoanCore Capital Markets LLC / JLC Finance Corp.
6.88% due 06/01/20[9]	1,000,000	1,002,500
Pacific Beacon LLC
5.63% due 07/15/51[12]	697,568	656,967
GEO Group, Inc.
5.88% due 10/15/24	600,000	540,000
Atlantic Marine Corporations Communities LLC
5.38% due 02/15/48	539,352	487,823
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.00% due 08/01/20	300,000	302,250
Hospitality Properties Trust
5.25% due 02/15/26	158,000	158,312
Total Financial		38,068,688

Industrial – 2.2%
Encore Capital Group, Inc.
5.63% due 08/11/24†††	4,000,000	3,839,742
Dynagas LNG Partners LP / Dynagas Finance, Inc.
6.25% due 10/30/19	1,800,000	1,784,250
Intertape Polymer Group, Inc.
7.00% due 10/15/26[9]	1,450,000	1,453,625
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22	1,357,000	1,429,939
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27[12]	1,595,756	1,429,558
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[9]	1,347,000	1,350,367

See notes to financial statements.

30 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

CORPORATE BONDS†† – 18.3% (continued)
Industrial – 2.2% (continued)
Cleaver-Brooks, Inc.
7.88% due 03/01/23[9]	1,200,000	$ 1,188,000
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group
Issuer Lu 5.94% (3 Month USD LIBOR + 3.50%) due 07/15/21[4,9]	650,000	654,810
Total Industrial		13,130,291

Consumer, Cyclical – 2.2%
Exide Technologies
11.00% due 04/30/22[9]	2,419,405	2,201,659
Ferrellgas LP / Ferrellgas Finance Corp.
6.75% due 06/15/23	2,135,000	1,793,400
6.50% due 05/01/21	429,000	365,723
HP Communities LLC
6.16% due 09/15/53[12]	1,000,000	1,075,615
6.82% due 09/15/53[12]	963,768	1,009,727
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	1,406,000	1,442,907
Titan International, Inc.
6.50% due 11/30/23	1,550,000	1,429,875
TVL Finance PLC
8.50% due 05/15/23	GBP 1,040,000	1,380,437
Williams Scotsman International, Inc.
7.88% due 12/15/22[9]	1,300,000	1,313,000
Pinnacle Bidco plc
6.38% due 02/15/25	GBP 550,000	704,454
American Tire Distributors, Inc.
10.25% due 03/01/22[9,13]	1,500,000	262,500
Total Consumer, Cyclical		12,979,297

Communications – 1.9%
MDC Partners, Inc.
6.50% due 05/01/24[9]	2,900,000	2,465,000
Altice France S.A.
7.38% due 05/01/26[9]	2,225,000	2,136,000
DISH DBS Corp.
7.75% due 07/01/26	2,150,000	1,902,750
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[9]	2,150,000	1,757,625
Cengage Learning, Inc.
9.50% due 06/15/24[9]	2,275,000	1,711,937
EIG Investors Corp.
10.88% due 02/01/24	900,000	965,250
CSC Holdings LLC
6.75% due 11/15/21	500,000	523,750
Total Communications		11,462,312

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

CORPORATE BONDS†† – 18.3% (continued)
Energy – 1.9%
Hess Corp.
5.60% due 02/15/41	1,550,000	$ 1,356,197
6.00% due 01/15/40	1,000,000	925,066
7.13% due 03/15/33	500,000	534,830
Husky Energy, Inc.
4.00% due 04/15/24	900,000	878,555
3.95% due 04/15/22	600,000	599,527
Bruin E&P Partners LLC
8.88% due 08/01/23[9]	1,450,000	1,348,500
Sunoco Logistics Partners Operations, LP
4.25% due 04/01/24	1,000,000	978,581
American Midstream Partners LP / American Midstream Finance Corp.
9.50% due 12/15/21[9]	895,000	865,913
EQT Corp.
8.13% due 06/01/19	800,000	818,745
Buckeye Partners, LP
4.35% due 10/15/24	750,000	734,611
Indigo Natural Resources LLC
6.88% due 02/15/26[9]	650,000	604,500
Basic Energy Services, Inc.
10.75% due 10/15/23[9]	500,000	473,750
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25% due 04/01/23	400,000	397,000
QEP Resources, Inc.
6.88% due 03/01/21	350,000	367,063
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[12,13]	1,216,133	121,613
Total Energy		11,004,451

Basic Materials – 1.3%
BHP Billiton Finance USA Ltd.
6.75% (USD 5 Year Swap Rate + 5.09%) due 10/19/75[4,9]	2,450,000	2,597,000
Yamana Gold, Inc.
4.95% due 07/15/24	2,560,000	2,484,455
Eldorado Gold Corp.
6.13% due 12/15/20[9]	2,400,000	2,214,000
Mirabela Nickel Ltd.
9.50% due 06/24/19[13]	1,388,176	426,864
Total Basic Materials		7,722,319

Consumer, Non-cyclical – 1.3%
Albertsons Companies LLC / Safeway Inc. / New Albertson’s Inc / Albertson’s LLC
6.63% due 06/15/24	1,515,000	1,460,081
Great Lakes Dredge & Dock Corp.
8.00% due 05/15/22	1,350,000	1,380,645

See notes to financial statements.

32 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

CORPORATE BONDS†† – 18.3% (continued)
Consumer, Non-cyclical – 1.3% (continued)
Endo Finance LLC / Endo Finco, Inc.
7.25% due 01/15/22[9]	800,000	$ 748,000
5.38% due 01/15/23[9]	500,000	411,250
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[9]	1,300,000	1,150,500
Flexi-Van Leasing, Inc.
10.00% due 02/15/23[9]	1,133,000	931,893
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[12]	550,000	511,500
Beverages & More, Inc.
11.50% due 06/15/22[9]	650,000	497,250
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[9]	504,000	437,220
Total Consumer, Non-cyclical		7,528,339

Utilities – 0.7%
Superior Plus LP / Superior General Partner, Inc.
7.00% due 07/15/26[9]	1,350,000	1,329,750
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[12]	1,425,000	1,318,125
Terraform Global Operating LLC
6.13% due 03/01/26[9]	1,300,000	1,226,056
Total Utilities		3,873,931

Technology – 0.2%
TIBCO Software, Inc.
11.38% due 12/01/21[9]	750,000	794,062
First Data Corp.
7.00% due 12/01/23[9]	500,000	517,500
TeamSystem SpA
4.00% due 04/15/23	EUR 200,000	225,415
Total Technology		1,536,977

Oil & Gas – 0.1%
Glenn Pool Oil & Gas Trust
6.00% due 08/02/21†††	565,935	558,132
Total Corporate Bonds
(Cost $113,340,891)		107,864,737

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 13.3%
Residential Mortgage Backed Securities – 11.5%
Lehman XS Trust Series
2006-18N, 2.49% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 12/25/36[4]	5,862,644	$ 5,453,995
2006-16N, 2.52% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 11/25/46[4]	2,272,073	2,172,859
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.48% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47[4]	2,401,859	1,868,744
2007-HE2, 2.56% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 04/25/37[4]	3,436,120	1,782,648
2007-HE2, 2.67% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 04/25/37[4]	2,199,117	1,151,550
2007-HE4, 2.56% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47[4]	1,392,856	992,253
2007-HE2, 2.50% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37[4]	1,786,783	921,712
LSTAR Securities Investment Limited
4.30% due 04/01/21	5,461,066	5,461,927
ACE Securities Corporation Home Equity Loan Trust Series
2007-HE1, 2.46% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 01/25/37[4]	3,097,405	2,046,205
2005-HE2, 3.33% (1 Month USD LIBOR + 1.02%, Rate Floor: 0.68%) due 04/25/35[4]	2,000,000	1,981,400
2007-ASP1, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 03/25/37[4]	1,695,706	979,270
GSAA Home Equity Trust
2006-16, 2.48% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 10/25/36[4]	5,292,349	2,516,844
2006-12, 2.46% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[4]	3,897,116	2,419,759
Morgan Stanley ABS Capital I Incorporated Trust
2006-HE8, 2.53% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 10/25/36[4]	3,638,075	2,220,264
2007-HE4, 2.54% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 02/25/37[4]	3,811,700	1,723,055
2007-HE1, 2.54% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 11/25/36[4]	1,374,412	944,558
Ameriquest Mortgage Securities Trust
2006-M3, 2.49% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 10/25/36[4]	4,778,778	3,066,394
2006-M3, 2.41% (1 Month USD LIBOR + 0.10%, Rate Floor: 0.10%) due 10/25/36[4]	2,349,868	992,992
RALI Series Trust
2006-QO6, 2.49% (1 Month USD LIBOR + 0.18%, Rate Floor: 0.18%) due 06/25/46[4]	6,929,447	2,808,803
2006-QO6, 2.54% (1 Month USD LIBOR + 0.23%, Rate Floor: 0.23%) due 06/25/46[4]	2,192,354	908,430
Long Beach Mortgage Loan Trust
2006-8, 2.40% (1 Month USD LIBOR + 0.09%, Rate Floor: 0.09%) due 09/25/36[4]	4,826,861	1,881,175
2006-1, 2.50% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 02/25/36[4]	1,466,911	1,205,803
Morgan Stanley IXIS Real Estate Capital Trust
2006-2, 2.53% (1 Month USD LIBOR + 0.22%, Rate Floor: 0.22%) due 11/25/36[4]	3,362,642	1,641,077
2006-2, 2.46% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 11/25/36[4]	2,219,344	1,077,016
Home Equity Mortgage Loan Asset-Backed Trust Series INABS
2006-E, 2.52% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 04/25/37[4]	3,497,021	2,612,286
American Home Mortgage Assets Trust
2006-6, 2.52% (1 Month USD LIBOR + 0.21%, Rate Floor: 0.21%) due 12/25/46[4]	2,898,081	2,460,174
JP Morgan Mortgage Acquisition Trust
2006-WMC3, 2.55% (1 Month USD LIBOR + 0.24%, Rate Floor: 0.24%) due 08/25/36[4]	2,965,772	2,242,493
Citigroup Mortgage Loan Trust, Inc.
2007-AMC3, 2.66% (1 Month USD LIBOR + 0.35%, Rate Floor: 0.35%) due 03/25/37[4]	2,546,836	2,155,699
Master Asset Backed Securities Trust
2006-WMC3, 2.47% (1 Month USD LIBOR + 0.16%, Rate Floor: 0.16%) due 08/25/36[4]	3,897,382	1,953,148

See notes to financial statements.

34 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† – 13.3% (continued)
Residential Mortgage Backed Securities – 11.5% (continued)
Morgan Stanley Mortgage Loan Trust
2006-9AR, 2.46% (1 Month USD LIBOR + 0.15%, Rate Floor: 0.15%) due 08/25/36[4]	4,053,171	$ 1,937,171
IXIS Real Estate Capital Trust
2007-HE1, 2.37% (1 Month USD LIBOR + 0.06%, Rate Floor: 0.06%) due 05/25/37[4]	2,622,232	874,573
2007-HE1, 2.42% (1 Month USD LIBOR + 0.11%, Rate Floor: 0.11%) due 05/25/37[4]	2,606,931	873,397
CitiMortgage Alternative Loan Trust Series
2007-A7, 2.71% (1 Month USD LIBOR + 0.40%, Rate Cap/Floor: 7.50%/0.40%)
due 07/25/37[4]	1,146,593	961,892
First NLC Trust
2007-1, 2.59% (1 Month USD LIBOR + 0.28%, Rate Floor: 0.28%) due 08/25/37[4,9]	1,595,734	961,077
Luminent Mortgage Trust
2006-2, 2.51% (1 Month USD LIBOR + 0.20%, Rate Floor: 0.20%) due 02/25/46[4]	1,036,187	945,714
GSAA Trust
2007-3, 2.48% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 03/25/47[4]	1,970,591	927,318
TBW Mortgage Backed Pass-Through Certificates
2006-6, 6.04% due 01/25/37	1,262,677	545,655
2006-6, 5.75% due 01/25/37	520,310	237,477
Total Residential Mortgage Backed Securities		67,906,807

Military Housing – 1.0%
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44[12]	3,500,000	3,610,852
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52[12]	1,886,483	1,819,132
2007-AET2, 6.06% due 10/10/52[12]	479,199	490,267
Total Military Housing		5,920,251

Commercial Mortgage Backed Securities – 0.8%
GAHR Commercial Mortgage Trust
2015-NRF, 3.49% (WAC) due 12/15/34[4,9]	5,000,000	4,882,227
Total Collateralized Mortgage Obligations
(Cost $82,766,748)		78,709,285

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

U.S. TREASURY BILLS†† – 6.4%
U.S. Treasury Bills
2.23% due 01/10/19[14]	5,500,000	$ 5,487,046
2.29% due 01/22/19[6,14]	5,500,000	5,482,526
2.15% due 12/27/18[6,14]	4,000,000	3,994,120
2.15% due 12/20/18[14]	3,500,000	3,496,444
2.25% due 01/24/19[6,14]	3,500,000	3,488,486
2.27% due 01/15/19[6,14]	2,800,000	2,792,433
2.09% due 12/06/18[6,14]	2,500,000	2,499,558
2.23% due 01/03/19[6,14]	2,500,000	2,495,180
2.17% due 01/10/19[14]	2,500,000	2,494,112
2.08% due 12/13/18[6,14]	2,000,000	1,998,806
2.31% due 02/07/19[14]	2,000,000	1,991,567
2.25% due 01/17/19[6,14]	1,500,000	1,495,732
Total U.S. Treasury Bills
(Cost $37,711,873)		37,716,010

FOREIGN GOVERNMENT BONDS†† – 1.6%
Government of Japan
due 01/10/19[7]	JPY 619,500,000	5,459,373
due 02/12/19[7]	JPY 154,500,000	1,361,918
Government of United Kingdom
due 01/14/19[7]	GBP 1,300,000	1,655,551
Senegal Government International Bond
6.75% due 03/13/48[9]	1,000,000	823,750
Total Foreign Government Bonds
(Cost $9,537,713)		9,300,592

SENIOR FIXED RATE INTERESTS†† – 0.1%
Communications – 0.1%
MHGE Parent LLC
11.00% due 04/20/22†††,1	900,000	834,840
Total Senior Fixed Rate Interests
(Cost $880,921)		834,840

MUNICIPAL BONDS†† – 0.1%
Oklahoma – 0.1%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	418,772
Total Municipal Bonds
(Cost $400,000)		418,772

See notes to financial statements.

36 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued		November 30, 2018

	Face
	Amount~	Value

REPURCHASE AGREEMENTS††,15 – 0.2%
Bank of America Merrill Lynch
issued 11/21/18 at 1.95% open maturity[16]	484,063	$ 484,063
issued 11/27/18 at 1.95% open maturity[16]	244,400	244,400
issued 11/29/18 at 1.95% open maturity[16]	193,500	193,500
issued 11/28/18 at 1.95% open maturity[16]	68,250	68,250
Citigroup Global Markets
issued 11/29/18 at 1.85%, open maturity[4,17]	95,000	95,000
Total Repurchase Agreements
(Cost $1,085,213)		1,085,213

	Contracts	Value

CALL OPTIONS PURCHASED† – 0.1%
Call options on:
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with
strike price of $2,850.00 (Notional Value $59,895,689)	217	$ 549,010
BofA Merrill Lynch S&P 500 Index Expiring January 2019 with
strike price of $3,000.00 (Notional Value $37,538,312)	136	28,220
BofA Merrill Lynch iShares MSCI Emerging Markets ETF Expiring
January 2019 with strike price of $55.00 (Notional Value $25,633,920)	6,240	6,240
Total Call Options Purchased
(Cost $2,431,534)		583,470
Total Investments – 98.2%
(Cost $603,196,600)		$ 580,199,664

	Face
	Amount~	Value

CORPORATE BONDS SOLD SHORT†† – (0.2%)
Harley-Davidson, Inc.
3.50% due 07/28/25	(100,000)	$ (94,976)
Flex Ltd.
4.75% due 06/15/25	(170,000)	(164,478)
Dollar Tree, Inc.
4.00% due 05/15/25	(250,000)	(237,193)
Spirit AeroSystems, Inc.
4.60% due 06/15/28	(250,000)	(238,628)
Mylan N.V.
3.95% due 06/15/26	(360,000)	(330,490)
Total Corporate Bonds Sold Short
(Cost $1,070,747)		(1,065,765)

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

	Contracts	Value

CALL OPTIONS WRITTEN† – (0.4)%
Call options on:
S&P 500 Index
Expiring December 2018 with strike price of $2,725.00
(Notional Value $93,845,780)	340	$ (2,397,000)
Total Call Options Written
(Premiums received $2,039,279)		(2,397,000)
Other Assets & Liabilities, net – 2.4%		13,974,584
Total Net Assets – 100.0%		$ 590,711,483

FUTURES CONTRACTS†,*
				Value and
	Number of		Notional	Unrealized
Description	Contracts	Expiration Date	Amount	Depreciation**

EQUITY FUTURES CONTRACTS PURCHASED
S&P 500 Index Mini Futures Contracts	680	Dec 2018	$93,712,500	$(5,176,563)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
					Value at
	Contracts to		Settlement	Settlement	November 30,	Net Unrealized
Counterparty	Sell	Currency	Date	Value	2018	Appreciation
Goldman Sachs	4,485,000	GBP	12/12/18	$5,877,511	$5,719,005	$158,506
Citigroup	619,500,000	JPY	01/10/19	5,562,115	5,479,510	82,605
BofA Merrill Lynch	154,500,000	JPY	02/12/19	1,412,752	1,370,153	42,599
Goldman Sachs	2,634,000	EUR	12/12/18	3,008,408	2,985,241	23,167
Citigroup	1,300,000	GBP	01/14/19	1,663,368	1,661,047	2,321
						$309,198

					Value at
	Contracts to		Settlement	Settlement	November 30,	Net Unrealized
Counterparty	Buy	Currency	Date	Value	2018	Depreciation
J.P. Morgan	44,000	GBP	12/12/18	$56,480	$56,107	$(373)

See notes to financial statements.

38 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††

			Protection				Market	Upfront	Unrealized
			Premium	Payment	Maturity	Notional	Value	Premiums	Appreciation
Counterparty	Exchange	Index	Rate	Frequency	Date	Amount	Paid	(Received)	(Depreciation)**
Bank of America,
N.A.	ICE	CDX IG31	1.00%	Quarterly	12/20/23	$103,990,000	$(1,169,691)	$(1,242,542)	$72,851

OTC CREDIT DEFAULT SWAP AGREEMENTS PROTECTION PURCHASED††
							Upfront
	Protection						Premiums	Unrealized
		Premium	Payment	Maturity	Notional	Market	Paid	Appreciation
Counterparty	Index	Rate	Frequency	Date	Amount	Value	(Received)	(Depreciation)**
Goldman Sachs
International	CDX IG31	1.00%	Quarterly	12/20/23	$5,540,000	$(17,264)	$(30,577)	$13,313
Goldman Sachs
International	CDX IG31	1.00%	Quarterly	12/20/23	3,330,000	(10,380)	(6,589)	(3,791)
Goldman Sachs
International	LBrands, Inc.	1.00%	Quarterly	12/20/23	30,000	2,342	2,586	(244)
Morgan
Stanley Capital
Services LLC	CDX IG31	1.00%	Quarterly	12/20/23	950,000	(2,960)	(5,325)	2,365
Morgan
Stanley Capital
Services LLC	CDX IG31	1.00%	Quarterly	12/20/23	1,060,000	(3,304)	612	(3,916)
Morgan
Stanley Capital
Services LLC	CDX IG31	1.00%	Quarterly	12/20/23	2,170,000	(6,766)	(132)	(6,634)
						$(38,332)	$(39,425)	$ 1,093

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 6.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 6.
†††	Value determined based on Level 3 inputs — See Note 6.
1	Security was fair valued by the Valuation Committee at November 30, 2018. The total market value of fair valued securities amounts to $36,257,371, (cost $38,558,658) or 6.1% of total net assets.
2	Affiliated issuer.
3	Perpetual maturity.
4
Variable rate security. Rate indicated is the rate effective at November 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

5	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

6
All or a portion of these securities have been physically segregated in connection with futures contracts and unfunded loan commitments. As of November 30, 2018, the total value of segregated securities was $16,447,137.

7	Zero coupon rate security.
8	Rate indicated is the 7-day yield as of November 30, 2018.
9
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $163,220,852 (cost $165,523,471), or 27.6% of total net assets.

10	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
11
Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at November 30, 2018. See table below for additional step information for each security.

12
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $21,384,912 (cost $28,097,938), or 3.6% of total net assets — See Note 12.

13	Security is in default of interest and/or principal obligations.
14	Rate indicated is the effective yield at the time of purchase.
15	Repurchase Agreements — See additional disclosure in the repurchase agreements table below for more information on repurchase agreements.
16
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at November 30, 2018.

BofA	— Bank of America
EUR	— Euro
EURIBOR	— European Interbank Offered Rate
GBP	— British Pound
ICE	— Intercontinental Exchange
JPY	— Japanese Yen
LIBOR	— London Interbank Offered Rate
plc	— Public Limited Company
USD	— United States Dollar
WAC	— Weighted Average Coupon

See Sector Classification in Other Information section.

See notes to financial statements.

40 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

Country Diversification
% of Long-Term
Country	Investments
United States	86.6%
Cayman Islands	6.4%
Canada	2.5%
United Kingdom	1.3%
Australia	1.0%
Marshall Islands	0.6%
Netherlands	0.4%
Other	1.2%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s investments at November 30, 2018 (See Note 6 in the Notes to Financial Statements):
		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities (Assets)	Quoted Prices	Inputs	Inputs		Total
Common Stocks	$467,987	$943,478	$90,710	*	$1,502,175
Preferred Stocks	—	2,503,085	520,857		3,023,942
Warrants	—	—	131	*	131
Money Market Fund	15,641,005	—	—		15,641,005
Senior Floating Rate Interests	—	163,758,234	26,487,120		190,245,354
Asset-Backed Securities	—	123,709,811	9,564,327		133,274,138
Corporate Bonds	—	103,466,863	4,397,874		107,864,737
Collateralized Mortgage Obligations	—	78,709,285	—		78,709,285
U.S. Treasury Bills	—	37,716,010	—		37,716,010
Foreign Government Bonds	—	9,300,592	—		9,300,592
Senior Fixed Rate Interests	—	—	834,840		834,840
Municipal Bonds	—	418,772	—		418,772
Repurchase Agreements	—	1,085,213	—		1,085,213
Call Options Purchased	583,470	—	—		583,470
Forward Foreign Currency Exchange Contracts**	—	309,198	—		309,198
Centrally Cleared Credit Default Swap Agreements	—	72,851	—		72,851
OTC Credit Default Swap Agreements**	—	15,678	—		15,678
Total Assets	$16,692,462	$522,009,070	$41,895,859		$580,597,391

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

		Level 2		Level 3
		Significant		Significant
Investments in	Level 1	Observable		Unobservable
Securities (Liabilities)	Quoted Prices	Inputs		Inputs	Total
Corporate Bonds Sold Short	$—	$1,065,765		$—	$1,065,765
Call Options Written	2,397,000	—		—	2,397,000
Equity Futures Contracts**	5,176,563	—		—	5,176,563
Forward Foreign Currency Exchange Contracts**	—	373		—	373
OTC Credit Default Swap Agreements**	—	14,585		—	14,585
Unfunded Loan Commitments (Note 11)	—	138,596	*	731,184	869,780
Total Liabilities	$7,573,563	$1,219,319		$731,184	$9,524,066

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.
The following is a summary of the significant unobservable inputs used in the fair valuation of assets and liabilities categorized within the Level 3 of the fair value hierarchy.
	Ending Balance at	Valuation	Unobservable	Input	Weighted
Category	November 30, 2018	Technique	Inputs	Range	Average
Assets:
Asset-Backed Securities	$ 5,014,906	Model Price	Market Comparable Yield	6.4%	—
Asset-Backed Securities	3,308,807	Yield Analysis	Yield	4.6%-13.0%	7.9%
Asset-Backed Securities	1,240,614	Option Adjusted	Indicative Quote	—	—
		Spread off the prior
		month end broker
		mark over the
		3 month LIBOR
Common Stocks	90,710	Enterprise Value	Valuation Multiple	5.4x-9.1x	7.7x
Corporate Bonds	4,397,874	Option Adjusted	Indicative Quote	—	—
		Spread off the prior
		month end broker
		mark over the
		3 month LIBOR
Preferred Stocks	520,857	Model Price	Purchase Price	—	—
Senior Fixed Rate Interests	834,840	Yield Analysis	Yield	13.7%	—
Senior Floating Rate Interests	22,658,962	Yield Analysis	Yield	4.8%-12.1%	8.4%
Senior Floating Rate Interests	1,826,462	Enterprise Value	Valuation Multiple	6.4x-10.9x	9.9x
Senior Floating Rate Interests	1,353,185	Model Price	Market Comparable Yields	6.7%	—
Senior Floating Rate Interests	648,511	Model Price	Purchase Price	—	—
Warrants	131	Enterprise Value	Valuation Multiple	16.6x	—
Total Assets	$ 41,895,859
Liabilities:
Unfunded Loan Commitments	$ 731,184	Model Price	Purchase Price	—	—

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.
See notes to financial statements.

42 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

Significant changes in an indicative quote, market comparable yield or valuation multiple would generally result in significant changes in the fair value of the security.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.
As of November 30, 2018, the Fund had securities with a total value of $8,362,541 transfer from Level 3 to Level 2 due to availability of market price information at period end and had securities with a total value of $1,824,840 transfer from Level 2 to Level 3 due to lack of observable inputs. There were no other securities that transferred between levels.
Summary of Fair Value Level 3 Activity
Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2018:
	Assets								Liabilities
			Senior
			Floating				Senior		Unfunded
	Asset-Backed	Corporate	Rate		Common	Preferred	Fixed Rate	Total	Loan
	Securities	Bonds	Interests	Warrants	Stocks	Stocks	Interests	Assets	Commitments
Beginning Balance	$11,860,166	$10,036,584	$27,159,336	$ –	$ 228,184	$ 485,000	$ –	$49,769,270	$ (610,438)
Purchases/(Receipts)	–	21,203	6,962,987	–	–	35,857	–	7,020,047	(511,654)
Sales, maturities and
(paydowns)/
Fundings	(260,395)	(1,548,963)	(5,851,926)	–	–	–	–	(7,661,284)	181,459
Amortization of
discount/premiums	129,320	4,874	96,222	–	–	–	–	230,416	–
Total realized gains
(losses) included in
earnings	–	167,382	(4,414)	–	(214)	–	–	162,754	93,369
Total change in
unrealized
appreciation
(depreciation)
included in earnings	(9,573)	(316,734)	(624,207)	131	(137,260)	–	–	(1,087,643)	116,080
Transfers into Level 3	–	–	990,000	–	–	–	834,840	1,824,840	–
Transfers out of Level 3	(2,155,191)	(3,966,472)	(2,240,878)	–	–	–	–	(8,362,541)	–
Ending Balance	$ 9,564,327	$ 4,397,874	$26,487,120	$ 131	$ 90,710	$ 520,857	$ 834,840	$41,895,859	$ (731,184)
Net change in
unrealized appreciation
(depreciation) for
investments in
Level 3 securities
still held at
November 30, 2018	$ 7,179	$ (81,711)	$ (528,898)	$131	$(136,999)	$ –	$ (45,440)	$ (785,738)	$ 147,118

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

Step Coupon Bonds
The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. Rates for all step coupon bonds held by the Fund are scheduled to increase, none are scheduled to decrease.
	Coupon rate
	at next step	Date of next	Final	Final future
Name	up date	rate change	future rate	step up date
Apollo Aviation Securitization Equity Trust
2016-1A, 6.50% due 03/17/36	8.50%	03/15/23	8.50%	03/15/23
Apollo Aviation Securitization Equity Trust
2016-1A, 9.20% due 03/17/36	11.75%	03/15/23	11.75%	03/15/23
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37	8.50%	09/15/20	8.50%	09/15/20

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements, with the exception of where securities are being sold short. The interest rate on repurchase agreements is market driven based on the underlying collateral obtained.
Counterparty and		Repurchase
Terms of Agreement	Face Value	Price	Collateral	Par Value	Fair Value
Bank of America Merrill Lynch			Mylan NV
1.95%			3.95%
Open Maturity*	$990,213	$990,213	06/15/26	$ 360,000	$ 330,480
			Spirit AeroSystems Inc.
			4.60%
			06/15/28	250,000	238,625
			Dollar Tree Inc.
			4.00%
			05/15/25	250,000	237,200
			Flex Ltd.
			4.75%
			06/15/25	170,000	164,475
				1,030,000	970,780
Citigroup Global Markets			Harley-Davidson Inc.
1.85%			3.50%
Open Maturity*	95,000	95,000	07/28/25	100,000	94,980

*
The rate is adjusted periodically by the counterparty, subject to approval by the Adviser, and is not based upon a set reference rate and spread. Rate indicated is the rate effective at November 30, 2018.

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
See notes to financial statements.

44 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2018

Affiliated Transactions
Investments representing 5% or more of the outstanding voting shares of a company, or control of or by, or common control under the Guggenheim Investments (“GI”), result in that company being considered an affiliated issuer, as defined in the 1940 Act.
Transactions during the period ended November 30, 2018, in which the company is an “affiliated person”, were as follows:
					Change in			Shares/
				Realized	Unrealized			Face
	Value			Gain	Appreciation	Value		Amount	Investment
Security Name	05/31/18	Additions	Reductions	(Loss)	(Depreciation)	11/30/18		11/30/18	Income
Common Stocks
Aspect Software Parent, Inc.*,1	$137,213	$–	$–	$(214)	$(136,999)	$–	**	156	$–
Targus Group International
Equity, Inc.*,1	33,921	–	–	–	(260)	33,661		12,989	–
Senior Floating Rate Interests
Aspect Software, Inc. 6.48%
(3 Month USD LIBOR + 4.00%
Rate Floor: 5.00%)
due 05/25/20[2]	609,375	198,151	(193,764)	–	(102,584)	511,178		613,762	35,514
Aspect Software, Inc. 13.39%
(1 Month USD LIBOR +
11.00%, Rate Floor: 12.00%)
due 05/25/20[2]	843,851	17,548	(19,948)	8,774	(109,685)	740,540		889,153	75,092
Targus Group International,
Inc.
due 05/24/16[1,2,3]	–	–	–	–	–	–	**	155,450	–
Warrants
Aspect Software, Inc.*,1	–	–	–	–	–	–	**	134,686	–
	$1,624,360	$215,699	$(213,712)	$8,560	$(349,528)	$1,285,379			$110,606

*	Non-income producing security.
**	Market value is less than $1.
1
Security was fair valued by the Valuation Committee at November 30, 2018. The total market value of affiliated and fair valued securities amounts to $33,661, (cost $1,619,040) or less than 0.1% of total net assets.

2
Variable rate security. Rate indicated is the rate effective at November 30, 2018. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

3	Security is in default of interest and/or principal obligations.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 45

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2018

ASSETS:
Investments in unaffiliated issuers, at value (cost $598,990,486)	$577,829,072
Investments in affiliated issuers, at value (cost $3,120,901)	1,285,379
Repurchase agreements, at value (cost $1,085,213)	1,085,213
Foreign currency, at value (cost $36,924)	36,924
Cash	1,246,577
Segregated cash with broker	3,019,950
Unrealized appreciation on forward foreign currency exchange contracts	309,198
Unrealized appreciation on credit default swap agreements	88,529
Unamortized upfront premiums paid on credit default swap agreements	3,198
Prepaid expenses	7,421
Receivables:
Investments sold	8,635,524
Interest	3,561,766
Fund shares sold	2,739,415
Variation margin on futures contracts	409,700
Tax reclaims	3,895
Dividends	1,962
Other assets	8,861
Total assets	600,272,584
LIABILITIES:
Unfunded loan commitments, at value (Note 11) (Commitment fees received $1,301,113)	869,780
Securities sold short, at value (proceeds $1,070,747)	1,065,765
Options written, at value (proceeds $2,039,279)	2,397,000
Unamortized upfront premiums received on credit default swap agreements	1,285,165
Unrealized depreciation on credit default swap agreements	14,585
Interest payable on borrowings	1,102
Unrealized depreciation on forward foreign currency exchange contracts	373
Payable for:
Investments purchased	2,391,927
Offering costs	515,222
Investment advisory fees	501,100
Swap settlement	229,539
Professional fees	121,250
Trustees’ fees and expenses*	23,573
Accrued expenses and other liabilities	144,720
Total liabilities	9,561,101
NET ASSETS	$590,711,483
NET ASSETS CONSIST OF:
Common stock, $0.01 par value per share; unlimited number of shares authorized,
31,977,280 shares issued and outstanding	$319,773
Additional paid-in capital	634,080,801
Total distributable earnings (loss)	(43,689,091)
NET ASSETS	$590,711,483
Shares outstanding ($0.01 par value with unlimited amount authorized)	31,977,280
Net asset value	$18.47

* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

46 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

STATEMENT OF OPERATIONS	November 30, 2018
For the Six Months Ended November 30, 2018 (Unaudited)

INVESTMENT INCOME:
Interest from securities of unaffiliated issuers	$17,464,753
Interest from securities of affiliated issuers	110,606
Dividends from securities of unaffiliated issuers (net of foreign tax withholding $6,618)	117,524
Miscellaneous income	4,893
Total investment income	17,697,776
EXPENSES:
Investment advisory fees	2,822,596
Professional fees	126,133
Fund accounting fees	64,122
Administration fees	62,394
Trustees’ fees and expenses*	56,913
Printing fees	40,942
Custodian fees	31,182
Registration and filing fees	22,046
Interest expense	16,249
Transfer agent fees	9,043
Insurance	5,642
Miscellaneous	1,739
Total expenses	3,259,001
Net investment income	14,438,775
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,486,203
Investments in affiliated issuers	8,560
Foreign currency transactions	(355,973)
Forward foreign currency exchange contracts	861,671
Options written	(732,752)
Options purchased	13
Credit default swap agreements	(16,385)
Futures contracts	4,422,861
Net realized gain	5,674,198
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(10,428,677)
Investments in affiliated issuers	(349,528)
Foreign currency translations	197,281
Forward foreign currency exchange contracts	69,691
Options written	(687,298)
Options purchased	(383,225)
Credit default swap agreements	73,944
Futures contracts	(3,218,694)
Securities sold short	4,982
Net change in unrealized appreciation (depreciation)	(14,721,524)
Net realized and unrealized loss	(9,047,326)
Net increase in net assets resulting from operations	$5,391,449
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 47

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2018

	Period Ended
	November 30, 2018	Year Ended
	(Unaudited)	May 31, 2018
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$14,438,775	$29,337,514
Net realized gain on investments	5,674,198	14,433,404
Net change in unrealized appreciation (depreciation)
on investments	(14,721,524)	(15,534,898)
Net increase in net assets resulting from operations	5,391,449	28,236,020

Distributions to shareholders	(32,467,045)	(52,217,970)[1]

SHAREHOLDER TRANSACTIONS:
Proceeds from shares issued through at-the-market offering	84,550,746	139,346,041
Reinvestments	3,113,543	4,683,097
Common share offering costs charged to paid-in-capital	(127,631)	(261,469)
Net increase in net assets resulting from shareholder transactions	87,536,658	143,767,669
Net increase in net assets	60,461,062	119,785,719
NET ASSETS:
Beginning of period	530,250,421	410,464,702
End of period	$590,711,483	$530,250,421

1 For the year ended May 31, 2018, the distributions from net investment income and net realized gains were as follows (see Note 15):
Net investment income	$ (47,817,793)
Capital gains	(4,400,177)

See notes to financial statements.

48 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2018

	Period Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2018	2017	2016	2015	2014

Per Share Data:
Net asset value, beginning of period	$ 19.12	$ 19.78	$ 17.50	$ 19.61	$ 20.56	$ 20.95
Income from investment operations:
Net investment income(a)	0.49	1.23	1.61	1.40	1.28	1.44
Net gain (loss) on investments (realized and unrealized)	(0.05)	0.30	2.86	(1.33)	(0.05)	0.35
Total from investment operations	0.44	1.53	4.47	0.07	1.23	1.79
Less distributions from:
Net investment income	(1.09)	(2.01)	(2.18)	(1.82)	(1.42)	(1.82)
Capital gains	–	(0.18)	(0.01)	(0.36)	(0.76)	(0.36)
Total distributions to shareholders	(1.09)	(2.19)	(2.19)	(2.18)	(2.18)	(2.18)
Net asset value, end of period	$ 18.47	$ 19.12	$ 19.78	$ 17.50	$ 19.61	$ 20.56
Market value, end of period	$ 20.01	$ 21.29	$ 20.94	$ 17.61	$ 21.21	$ 21.83
Total Return(b)
Net asset value	2.33%	8.02%	26.76%	0.80%	6.39%	9.20%
Market value	-0.75%	13.31%	33.33%	-6.07%	8.08%	10.71%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$ 590,711	$ 530,250	$ 410,465	$ 310,246	$ 342,988	$ 318,001
Ratio to average net assets of:
Net investment income, including interest expense	5.12%(g)	6.27%	8.55%	7.79%	6.44%	7.07%
Total expenses, including interest expense(c)(d)	1.16%(g)	1.52%	2.35%	2.38%	2.16%	2.28%
Portfolio turnover rate	20%	48%	41%	116%	86%	95%

See notes to financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 49

FINANCIAL HIGHLIGHTS continued	November 30, 2018

Period Ended
	November 30,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2018	May 31,	May 31,	May 31,	May 31,	May 31,
	(Unaudited)	2018	2017	2016	2015	2014

Senior Indebtedness
Borrowings-committed facility agreement (in thousands)	$ –	$ –	$ 16,705	$ 9,355	$ 45,489	$ 60,789
Asset coverage per $1,000 of borrowings(e)	$ –	$ –	$ 25,571	$ 34,164	$ 8,540	$ 6,231
Supplemental asset coverage per $1,000 of borrowings(f)	$ –	$ –	$ 31,044	$ 48,121	$ 11,063	$ 7,476

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported either at net asset value (“NAV”) or market price per share. Dividends and distributions are assumed to be reinvested at NAV for NAV returns or the prices obtained under the Fund’s Dividend Reinvestment Plan for market value returns. Total return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

(c)
The ratios of total expenses to average net assets applicable to common shares do not reflect fees and expenses incurred indirectly by the Fund as a result of its investment in shares of other investment companies. If these fees were included in the expense ratios, the expense ratios would increase by 0.00%*, 0.00%*, 0.00%*, 0.02%, 0.03% and 0.03% for period ended November 30, 2018 and for the years ended May 31, 2018, 2017, 2016, 2015 and 2014, respectively.

(d)	Excluding interest expense, the operating expense ratios for the period ended November 30, 2018 and the years ended May 31 was:

November 30,
2018
(Unaudited)	2018	2017	2016	2015	2014
1.15%	1.33%	1.62%	1.74%	1.72%	1.78%

(e)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings) from the Fund’s total assets and dividing by the borrowings.
(f)	Calculated by subtracting the Fund’s total liabilities (not including the borrowings or reverse repurchase agreements) from the Fund’s total assets and dividing by the borrowings.
(g)	Annualized.
*	Less than 0.01%
See notes to financial statements.

50 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2018

Note 1 – Organization
Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.
Note 2 – Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.
Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at their NAV.
Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes. If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Listed options are valued at the Official Settlement Price listed in by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current settlement prices. Financial futures contracts are valued at 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the

52 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
The values of credit default swap agreements entered into by the Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The value of corporate credit default swap agreements will be computed by an approved pricing vendor in accordance with the calculation methodology contained in the swap agreement.
Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.
(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Paydown gains and losses on mortgage and asset-backed securities are treated as an adjustment to interest income.
Income from residual collateralized loan obligations is recognized using the effective interest method. At the time of purchase, management estimates the future expected cash flows and determines the effective yield and estimated maturity date based on the estimated cash flows. Subsequent to the purchase, the estimated cash flows are updated periodically and a revised yield is calculated prospectively.
(c) Senior Loans
Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require repayments from excess cash flows or permit the borrower to repay at its election. The rate at

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown on the Schedule of Investments.
(d) Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Any such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation on investments.
Foreign exchange realized gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends or interest actually received compared to the amount shown in the Fund’s accounting records on the date of receipt, if any, is shown as net realized gains or losses on foreign currency transactions on the Fund’s Statement of Operations.
Foreign exchange unrealized appreciation or depreciation on assets and liabilities, other than investments, if any, is shown as unrealized appreciation (depreciation) on foreign currency translation on the Fund’s Statement of Operations.
(e) Forward Foreign Currency Exchange Contracts
Forward foreign currency exchange contracts are agreements between two parties to buy and sell currencies at a set price on a future date. Fluctuations in the value of open forward foreign currency exchange contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund until the contracts are closed. When the contracts are closed, realized gains and losses are recorded, and included on the Statement of Operations in forward foreign currency exchange contracts.
(f) Distributions to Shareholders
The Fund declares and pays monthly distributions to common shareholders. These distributions consist of investment company taxable income, which generally includes qualified dividend income, ordinary income and short-term capital gains. Any net realized long-term capital gains are distributed annually to common shareholders. To the extent distributions exceed taxable income, the excess will be deemed a return of capital.
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

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(g) U.S. Government Agency Obligations
Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.
(h) Swaps
A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into swap agreements to manage its exposure to interest rates and/or credit risk to generate income. Swaps are valued daily at current market value and any appreciation or depreciation is included in the Statement of Assets and Liabilities. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds of the closing transaction, including any fees. Upon termination of a swap agreement, a payable to or receivable from swap counterparty is established on the Statement of Assets and Liabilities to reflect the net gain/loss, including interest income/expense, on terminated swap positions. The line item is removed upon settlement according to the terms of the swap agreement.
Realized gain (loss) upon termination of swap contracts is recorded on the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) of swap contracts. Net periodic payments received by the Fund are included as part of realized gain (loss) and, in the case of accruals for periodic payments, are included as part of unrealized appreciation (depreciation) on the Statement of Operations.
(i) Covered Call Options and Put Options
When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as written options on the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If an option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss.
When a call option is purchased, the Fund obtains the right (but not the obligation) to buy the underlying instrument at the strike price at anytime during the option period. When a put option is purchased, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at the strike price at anytime during the option period. When the Fund purchases an option, an amount equal to the premium paid by the Fund is reflected as an asset and subsequently marked-to-market to reflect the current market value of the option purchased. Purchased options are included with Investments on the Statement of Assets and Liabilities.

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(j) Futures Contracts
Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.
Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
(k) Short Sales
When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.
Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sale transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
(l) Indemnifications
Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
Note 3 – Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Financial Statements.

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Short Sales
A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund may utilize derivatives for the following purposes:
Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.
Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.
Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.
Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.
The following table represents the Fund’s use and volume of call/put options purchased on a quarterly basis:
	Average Number	Average Notional
Use	of Contracts	Amount
Hedge	6,485	$94,740,065

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In

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addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.
The following table represents the Fund’s use and volume of call/put options written on a quarterly basis:
	Average Number	Average Notional
Use	of Contracts	Amount
Hedge	331	$93,837,968

Futures Contracts
A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.
The following table represents the Fund’s use and volume of futures on a quarterly basis:
	Average Notional Amount
Use	Long	Short
Index Exposure	$93,852,150	$–

Swap Agreements
A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. Upon entering into certain centrally-cleared swap transactions, the Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on Fluctuations in the fair value of the reference entity.

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Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. In accordance with its principal investment strategy, the Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the reference index. The Notional Amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments.
The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The following table represents the Fund’s use and volume of credit default swaps on a quarterly basis:
	Average Notional Amount
Use	Long	Short
Hedge, Income	$–	$58,535,000

A credit default swap enables a fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment from the buyer to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. A fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

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Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.
The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.
The following table represents the Fund’s use, and volume of forward foreign currency exchange contracts on a quarterly basis:
	Average Settlement
Use	Purchased	Sold
Hedge, Income	$28,053	$17,918,919

Derivative Investment Holdings Categorized by Risk Exposure
The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of November 30, 2018:
Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on	Unrealized depreciation on
	forward foreign currency	forward foreign currency
	exchange contracts	exchange contracts

Credit contracts	Unrealized appreciation on	Unrealized depreciation on
	credit default swap agreements	credit default swap
agreements

	Unamortized upfront premiums	Unamortized upfront
	paid on credit default	premiums received on credit
	swap agreements	default swap agreements

Equity contracts	Variation margin on futures contracts	Options written, at value
Investments in unaffiliated
issuers, at value

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The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at November 30, 2018:
Asset Derivative Investments Value
Forward
	Swaps	Options	Options	Foreign
Futures	Credit	Written	Purchased	Currency	Total Value at
Equity	Default	Equity	Equity	Exchange	November 30,
Risk*	Risk	Risk	Risk	Risk	2018
$ –	$ 88,529	$ –	$ 583,470	$ 309,198	$ 981,197

Liability Derivative Investments Value
Forward
	Swaps	Options	Options	Foreign
Futures	Credit	Written	Purchased	Currency	Total Value at
Equity	Default	Equity	Equity	Exchange	November 30,
Risk*	Risk	Risk	Risk	Risk	2018
$ 5,176,563	$ 14,585	$ 2,397,000	$ –	$ 373	$ 7,588,521

*	Includes cumulative appreciation (depreciation) on futures contracts as reported on the Schedules of Investments. Variation margin is reported within the Statements of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended November 30, 2018:
Derivative Investment Type	Location of Gain (Loss) on Derivatives
Credit contracts	Net realized gain (loss) on credit default
swap agreements
Net change in unrealized appreciation
(depreciation) on credit default
swap agreements

Equity contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation
(depreciation) on futures contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation
(depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation
(depreciation) on options written

Currency contracts	Net realized gain (loss) on forward foreign
currency exchange contracts
Net change in unrealized appreciation
(depreciation) on forward foreign currency
exchange contracts

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended November 30, 2018:
Realized Gain(Loss) on Derivative Investments Recognized on the Statements of Operations
	Swap			Forward
	Agreements	Options	Options	Foreign
Futures	Credit	Written	Purchased	Currency
Equity	Default	Equity	Equity	Exchange
Risk	Risk	Risk	Risk	Risk	Total
$ 4,422,861	$ (16,385)	$ (732,752)	$ 13	$ 861,671	$ 4,535,408

Change in Unrealized Appreciation(Depreciation) on Derivative Investments Recognized on the Statements of Operations
	Swap			Forward
	Agreements	Options	Options	Foreign
Futures	Credit	Written	Purchased	Currency
Equity	Default	Equity	Equity	Exchange
Risk	Risk	Risk	Risk	Risk	Total
$ (3,218,694)	$ 73,944	$ (687,298)	$ (383,225)	$ 69,691	$ (4,145,582)

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund.
The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.
Note 4 – Offsetting
In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.
In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Fund in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Fund, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Fund, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes to be of good standing and by monitoring the financial stability of those counterparties.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:
			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Assets	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
Investment	Recognized	Assets and	Assets and	Financial	Collateral
Type	Assets[1]	Liabilities	Liabilities	Instruments	Received	Net Amount
Credit
default swap
agreements	$ 15,678	$ –	$ 15,678	$ –	$ –	$ 15,678
Forward foreign
currency
exchange
contracts	309,198	–	309,198	–	–	309,198
Options purchased
contracts	583,470	–	583,470	–	–	583,470

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued					November 30, 2018

			Net Amount	Gross Amounts Not Offset
		Gross Amounts	of Assets	in the Statement of
	Gross	Offset in the	Presented on the	Assets and Liabilities
	Amounts of	Statement of	Statement of		Cash
Investment	Recognized	Assets and	Assets and	Financial	Collateral
Type	Liabilities[1]	Liabilities	Liabilities	Instruments	Pledged	Net Amount
Credit
default swap
agreements	$ 14,585	$ –	$ 14,585	$ –	$ –	$ 14,585
Forward foreign
currency
exchange
contracts	373	–	373	–	–	373

[1] Exchange-traded or centrally cleared derivatives are excluded from these reported amounts.

The following table presents deposits held by others in connection with derivative investments as of November 30, 2018. The Fund has the right to offset these deposits against any related liabilities outstanding with each counterparty.
Counterparty	Asset Type	Cash Pledged	Cash Received
Bank of America Merrill Lynch	Credit Default Swap Agreements	$ 1,959,950	$ –
Bank of America Merrill Lynch	Credit Default Swap Agreements	1,060,000	–

Note 5 – Fees and Other Transactions with Affiliates
Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes offices, necessary facilities and equipment, provides administrative services, oversees the activities of Guggenheim Partners Investment Management, LLC (“GPIM” or “Sub-Adviser”), provides personnel including certain officers required for the Fund’s administrative management and compensates the officers and trustees of the Fund who are affiliates of the Adviser. As compensation for these services, the Fund pays the Adviser a fee, payable monthly, in an amount equal to 1.00% of the Fund’s average daily managed assets.
Pursuant to a Sub-Advisory Agreement among the Fund, the Adviser and GPIM, GPIM under the supervision of the Fund’s Board and the Adviser, provides a continuous investment program for the Fund’s portfolio; provides investment research; makes and executes recommendations for the purchase and sale of securities; and provides certain facilities and personnel, including certain officers required for its administrative management and pays the compensation of all officers and trustees of the Fund who are GPIM’s affiliates. As compensation for its services, the Adviser pays GPIM a fee, payable monthly, in an annual amount equal to 0.50% of the Fund’s average daily managed assets.
For purposes of calculating the fees payable under the foregoing agreements, average daily managed assets means the average daily value of the Fund’s total assets minus the sum of its accrued liabilities. Total assets means all of the Fund’s assets and is not limited to its investment securities. Accrued liabilities means all of the Fund’s liabilities other than borrowings for investment purposes.
Certain officers of the Fund may also be officers, directors and/or employees of the Adviser or GPIM. The Fund does not compensate its officers who are officers, directors and/or employees of the aforementioned firms.

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GFIA engages external service providers to perform other necessary services for the Fund, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis.
MUFG Investor Services (US), LLC (“MUIS”) acts as the Fund’s administrator and accounting agent. As administrator and accounting agent, MUIS is responsible for maintaining the books and records of the Fund’s securities and cash. The Bank of New York Mellon Corp. (“BNY”) acts as the Fund’s custodian. As custodian, BNY is responsible for the custody of the Fund’s assets. For providing the aforementioned services, MUIS and BNY are entitled to receive a monthly fee equal to an annual percentage of the Fund’s average daily managed assets subject to certain minimum monthly fees and out of pocket expenses.
Note 6 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2, as indicated in this report.
Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the

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transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.
Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 7 – Repurchase Agreements
The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund’s assets. As a result, such transactions may increase fluctuations in the market value of the Fund’s assets. For the period ended November 30, 2018, the average daily balance for which reverse repurchase agreements were outstanding amounted to $1,611,925. The weighted average interest rate was (0.14%). As of November 30, 2018, there were no reverse repurchase agreements outstanding.
Note 8 – Borrowings
The Fund has entered into a $80,000,000 credit facility agreement with an approved lender whereby the lender has agreed to provide secured financing to the Fund and the Fund will provide pledged collateral to the lender. Interest on the amount borrowed is based on the 3 month LIBOR plus 0.85%. As of November 30, 2018, there were no outstanding borrowings in connection with the Fund’s credit facility.
The credit facility agreement governing the loan facility includes usual and customary covenants. These covenants impose on the Fund asset coverage requirements, collateral requirements, investment strategy requirements, and certain financial obligations. These covenants place limits or restrictions on the Fund’s ability to (i) enter into additional indebtedness with a party other than the counterparty, (ii) change its fundamental investment policy, or (iii) pledge to any other party, other than to the counterparty, securities owned or held by the Fund over which the counterparty has a lien. In addition, the Fund is required to deliver financial information to the counterparty within established deadlines, maintain an asset coverage ratio (as defined in Section 18(g) of the 1940 Act) greater than 300%, comply with the rules of the stock exchange on which its shares are listed, and maintain its classification as a “closed-end management investment company” as defined in the 1940 Act.

66 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

There is no guarantee that the Fund’s leverage strategy will be successful. The Fund’s use of leverage may cause the Fund’s NAV and market price of common shares to be more volatile and can magnify the effect of any losses.
Note 9 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.
The Fund is subject to an excise tax of 4% of the amount by which 98% of the Fund’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year.
At November 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:
	Tax Unrealized	Tax Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$600,113,682	$16,661,381	$(44,831,958)	$(28,170,577)

As of May 31, 2018, (the most recent fiscal year end for federal income tax purposes) tax components of accumulated earnings (excluding paid-in capital) were as follows:
	Undistributed	Net Unrealized	Accumulated
Undistributed	Long-Term	Appreciation	Capital and
Ordinary Income	Capital Gain	(Depreciation)	Other Losses	Total
$3,627,936	$2,339,604	$(22,581,035)	$—	$(16,613,495)

For the year ended May 31, 2018, (the most recent fiscal year end for federal income tax purposes) the tax character of distributions paid to shareholders as reflected in the Statement of Changes in Net Assets was as follows:
Distributions paid from:	Total Distribution
Ordinary Income	$47,817,793
Long-Term Capital Gain	4,400,177
$52,217,970

Note 10 – Securities Transactions
For the period ended November 30, 2018, the cost of purchases and proceeds from sales of investment securities, excluding written options, swap agreements, futures contracts and short-term investments, were as follows:
Purchases	Sales
$146,968,975	$100,134,827

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NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period November 30, 2018, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:
Purchases	Sales	Realized Gain
$296,703	$835,624	$62,624

Note 11 – Unfunded Loan Commitments
Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of November 30, 2018. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The Fund reserves against such contingent obligations by designating cash, liquid securities, illiquid securities, and liquid term loans as a reserve. As of November 30, 2018, the total amount segregated in connection with futures contracts and unfunded loan commitments was $16,447,137.
The unfunded loan commitments as of November 30, 2018, were as follows:

Borrower	Maturity Date	Face Amount*	Value
Acosta, Inc.	09/26/19	440,000	$ 135,599
Alexander Mann	08/09/24	GBP 1,250,000	211,339
Bullhorn, Inc.	11/21/22	161,669	3,736
Cypress Intermediate Holdings III, Inc.	04/27/22	1,250,000	105,380
Dominion Web Solutions LLC	06/15/23	115,385	–
Examworks Group, Inc.	07/27/21	1,300,000	81,440
Fortis Solutions Group LLC	12/15/23	165,720	16,838
Galls LLC	01/31/24	477,523	12,809
Hostess Brands LLC	08/03/20	500,000	23,699
ICP Industrial, Inc.	11/03/23	208,275	1,041
Lumentum Holdings, Inc.	03/11/19	200,000	–
Lytx, Inc.	08/31/22	52,632	4,936
Ministry Brands LLC	12/02/22	128,050	640
MRI Software LLC	06/30/23	187,111	5,865
Nimbus Acquisition Topco Ltd.	07/15/20	GBP 500,000	25,824
Packaging Coordinators Midco, Inc.	07/01/21	1,500,000	96,834
SHO Holding I Corp.	10/27/21	146,000	9,995
SLR Consulting Ltd.	05/14/25	GBP 200,000	3,537
Solera LLC	03/03/21	1,999,117	126,891
VT Topco, Inc.	08/17/25	102,667	–
WIRB - Copernicus Group, Inc.	08/15/22	798,186	3,377
			$ 869,780
* The face amount is denominated in U.S. dollars unless otherwise indicated.
GBP – British Pound

68 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

Note 12 – Restricted Securities
The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Airplanes Pass Through Trust 2001-1A, 2.71%
(1 Month USD LIBOR + 0.55%, Rate Floor: 0.55%)
due 03/15/19[1,3]	10/14/09	$ 5,384,675	$ 166,399
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52	09/18/14	1,867,743	1,819,132
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/52	04/23/15	480,036	490,267
CNB Financial Corp.
5.75% due 10/15/26[2]	09/14/16	2,000,000	2,013,902
Customers Bank
6.13% due 06/26/29[2]	06/24/14	2,500,000	2,557,062
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52	11/14/16	1,935,624	1,901,434
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44	05/11/17	3,907,749	3,610,852
Highland Park CDO I Ltd.
2006-1A, 3.09% (3 Month USD LIBOR + 0.40%,
Rate Floor: 0.00%) due 11/25/51[1]	04/14/15	253,871	321,643
HP Communities LLC
6.82% due 09/15/53	06/09/14	960,364	1,009,727
HP Communities LLC
6.16% due 09/15/53	07/21/15	997,562	1,075,615
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21	07/30/13	549,545	511,500
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23	05/08/13	1,449,530	1,318,125
Pacific Beacon LLC
5.63% due 07/15/51	01/15/14	576,828	656,967
Princess Juliana International Airport
Operating Company N.V.
5.50% due 12/20/27	12/17/12	1,588,843	1,429,558
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[3]	01/18/14	1,178,716	121,613
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48	05/25/18	1,991,166	1,984,145
Turbine Engines Securitization Ltd.
2013-1A, 6.38% due 12/13/48	11/27/13	475,686	396,971
		$ 28,097,938	$ 21,384,912

[1]
Variable rate security. Rate indicated is the rate effective at November 30, 2018. In some instances, the effective rate is lim- ited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated ef- fective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[2]	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
[3]	Security is in default of interest and/or principal obligations.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 69

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

Note 13 – Capital
Common Shares
The Fund has an unlimited amount of common shares, $0.01 par value, authorized and 31,977,280 issued and outstanding.
Transactions in common shares were as follows:
	Period Ended	Year Ended
	November 30, 2018	May 31, 2018
Beginning Shares	27,733,512	20,751,418
Common shares issued through at-the-market offering	4,087,579	6,747,942
Shares issued through dividend reinvestment	156,189	234,152
Ending Shares	31,977,280	27,733,512

On April 8, 2011, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allowed for the issuance of up to $100,000,000 of common shares. On December 16, 2011, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 4,875,670 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
On October 23, 2013, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allowed for the issuance of up to $150,000,000 of common shares. On November 1, 2013, the Fund amended its at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 3,977,022 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
On November 14, 2016, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allowed for the issuance of up to $125,000,000 of common shares. On December 7, 2016, the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. for the sale of up to an additional 3,900,000 shares. On September 11, 2017, the Fund amended its at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 7,013,325 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.
On January 12, 2018, the Fund’s shelf registration allowing for delayed or continuous offering of additional shares became effective. The shelf registration statement allows for the issuance of up to $250,000,000 of common shares. On January 16, 2018 the Fund entered into an at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 5,739,210 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund. On September 10, 2018, the Fund amended its at-the-market sales agreement with Cantor Fitzgerald & Co. to offer and sell up to 14,138,865 common shares, from time to time, through Cantor Fitzgerald & Co. as agent for the Fund.

70 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2018

The Adviser has paid the costs associated with the at-the-market offering of shares and will be reimbursed by the Fund up to 60% of the offering price of common shares sold pursuant to the shelf registration statement, not to exceed the amount of actual offering costs incurred. For the period ended November 30, 2018, the Fund incurred $90,283 of expenses associated with the at-the-market offerings.
Note 14 – Recent Regulatory Reporting Updates
In August 2018, the U.S. Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to U.S. GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, on the Statements of Changes in Net Assets.
As of November 30, 2018, management has implemented the amendments to Regulation S-X, which did not have a material impact on the Fund’s financial statements and related disclosures nor did it impact the Fund’s net assets or results of operations.
Note 15 – Recent Accounting Pronouncements
In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “2017 ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The 2017 ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The 2017 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2018-13, Fair Value Measurement (Topic 820), Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement (the “2018 ASU”) which adds, modifies and removes disclosure requirements related to certain aspects of fair value measurement. The 2018 ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. At this time, management is evaluating the implications of these changes on the financial Statements.
Note 16 – Subsequent Events
The Fund evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require adjustment to or disclosure in the Fund’s financial statements.

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 71

OTHER INFORMATION (Unaudited)	November 30, 2018

Federal Income Tax Information
The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Relief and Reconciliation Act of 2003.
In January 2019, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2018.
Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classifica -tion system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

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OTHER INFORMATION (Unaudited) continued	November 30, 2018

Trustees
The Trustees of the Guggenheim Strategic Opportunities Fund and their principal business occupations during the past five years:

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes	Trustee	Since 2007	Current: Private Investor (2001-present).	49	Current: Trustee, Purpose Investments
(1951)					Funds (2013-present).
Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997);
			President, Pizza Hut International (1991-1993); Senior Vice President,		Former: Managed Duration Investment
			Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).		Grade Municipal Fund (2003-2016).
Donald A. Chubb, Jr. Trustee and		Since 2014	Current: Retired.	48	Former: Midland Care, Inc. (2011-2016).
(1946)	Chairman of
	the Valuation		Former: Business broker and manager of commercial real estate, Griffith &
	Oversight		Blair, Inc. (1997-2017).
Committee
Jerry B. Farley	Trustee and	Since 2014	Current: President, Washburn University (1997-present).	48	Current: CoreFirst Bank & Trust
(1946)	Chairman of				(2000-present).
the Audit
	Committee				Former: Westar Energy, Inc. (2004-2018).
Roman Friedrich III	Trustee and	Since 2010	Current: Founder and Managing Partner, Roman Friedrich & Company	48	Current: Zincore Metals, Inc.
(1946)	Chairman of		(1998-present).		(2009-present).
the Contracts
Review
Committee

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 73

OTHER INFORMATION (Unaudited) continued	November 30, 2018

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Ronald A. Nyberg	Trustee and	Since 2007	Current: Partner, Momkus LLC (2016-present).	49	Current: PPM Funds (February 2018-
(1953)	Chairman of				present); Edward-Elmhurst Healthcare
	the Nominating		Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice		System (2012-present); Western Asset
	and Governance		President, General Counsel, and Corporate Secretary, Van Kampen Investments		Inflation-Linked Opportunities &
	Committee		(1982-1999).		Income Fund (2004-present); Western
Asset Inflation-Linked Income Fund
(2003-present).

Former: Managed Duration Investment
Grade Municipal Fund (2003-20016).
Maynard F. Oliverius	Trustee	Since 2014	Current: Retired.	48	Current: Defense Orientation
(1943)					Conference Association (January 2019-
			Former: President and CEO, Stormont-Vail HealthCare (1996-2012).		present); Robert J. Dole Institute of Politics
(2016-present); University of Minnesota
MHA Alumni Philanthropy Committee
(2009-present); Fort Hays State University
Foundation (1999-present).

Former: Stormont-Vail Foundation
(2013-2018); Topeka Community
Foundation (2009-2014).
Ronald E. Toupin, Jr.	Trustee and	Since 2007	Current: Portfolio Consultant (2010-present); Member, Governing Council,	48	Current: Western Asset Inflation-Linked
(1958)	Chairman of		Independent Directors Council (2013-present); Governor, Board of Governors,		Opportunities & Income Fund
	the Board		Investment Company Institute (2016-2018).		(2004-present); Western Asset Inflation-
Linked Income Fund (2003-present).
Former: Member, Executive Committee, Independent Directors Council
			(2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset		Former: Managed Duration Investment
			Management (1998-1999); Vice President, Nuveen Investment Advisory Corp.		Grade Municipal Fund (2003-20016);
			(1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts		Bennett Group of Funds (2011-2013).
(1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit
Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).

74 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

OTHER INFORMATION (Unaudited) continued	November 30, 2018

	Position(s)	Term of Office		Number of
	Held	and Length		Portfolios in
Name, Address*	with	of Time	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	Trust	Served**	During Past Five Years	Overseen	Held by Trustees
INTERESTED TRUSTEE:
Amy J. Lee***	Trustee,	Since 2018	Current: Interested Trustee, certain other funds in the Fund Complex	157	None.
(1961)	Vice President	(Trustee)	(2018-present); President and Chief Executive Officer (2017-present)
	and Chief		and Chief Legal Officer, certain other funds in the Fund Complex
	Legal Officer	Since 2014	(2014-present); Vice President, certain other funds in the Fund
		(Chief Legal	Complex (2007-present); Senior Managing Director, Guggenheim
		Officer)	Investments (2012-present).

		Since 2013	Former: President and Chief Executive Officer (2017-2018); Vice President,
		(Vice President)	Associate General Counsel and Assistant Secretary, Security Benefit
Life Insurance Company and Security Benefit Corporation (2004-2012).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
This is the period for which the Trustee began serving the Fund. After a Trustee’s initial term, each Trustee is expected to serve a two-year term concurrent with the class of Trustees for which he or she serves.

— Messrs. Farley, Nyberg, Oliverius and Toupin are Class II Trustees. Class II Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2019.

— Messrs. Barnes, Chubb, Friedrich and Ms. Lee are Class I Trustees. Class I Trustees are expected to stand for re-election at the Fund’s annual meeting of shareholders for the fiscal year ended May 31, 2020.

***	This Trustee is deemed to be an “interested person” of the Fund under the 1940 Act by reason of her position with the Fund’s Adviser and/or the parent of the Adviser.

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OTHER INFORMATION (Unaudited) continued	November 30, 2018

OFFICERS
The Officers of the Guggenheim Strategic Opportunities Fund, who are not Trustees, and their principal occupations during the past five years:
Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers:
Brian E. Binder	President	Since	Current: President and Chief Executive Officer, certain other funds in the Fund Complex (February 2018-present); President and Chief Executive
(1972)	and Chief	February 2018	Officer, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (January 2018-present); Senior Managing Director and Chief
	Executive		Administrative Officer, Guggenheim Investments (January 2018-present).
Officer
Former: Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset
Management (2013-January 2018); Managing Director, Head of Business Management and Consulting, Invesco Ltd. (2010-2012).
Joanna M. Catalucci	Chief	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments
(1966)	Compliance		(2012-present).
Officer
Former: AML Officer, certain funds in the Fund Complex (2016-2017); Chief Compliance Officer and Secretary, certain other funds in the Fund
Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief
Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley	Assistant	Since 2006	Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex
(1972)	Treasurer		(2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Keith D. Kemp	Assistant	Since 2016	Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim
(1960)	Treasurer		Investments (2015-present).

Former: Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-April 2018); Managing Director and Director, Transparent Value,
LLC (2010-2015); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital
Investment Management (2007-2009).

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OTHER INFORMATION (Unaudited) continued	November 30, 2018

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers continued:
Mark E. Mathiasen	Secretary	Since 2008	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
(1978)
Glenn McWhinnie	Assistant	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
(1969)	Treasurer
Former: Tax Compliance Manager, Ernst & Young LLP (1990-2009).
Michael P. Megaris	Assistant	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2012-present).
(1984)	Secretary
Adam J. Nelson	Assistant	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).
(1979)	Treasurer
Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant
Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).
Kimberly J. Scott	Assistant	Since 2012	Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).
(1974)	Treasurer
Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual Fund Administration, Van Kampen
Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments,
Inc./Morgan Stanley Investment Management (2005-2009).
Bryan Stone	Vice	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2013-present).
(1979)	President
Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).
John L. Sullivan	Chief Financial	Since 2010	Current: Chief Financial Officer, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior
(1955)	Officer, Chief		Managing Director, Guggenheim Investments (2010-present).
Accounting
	Officer and		Former: Managing Director and Chief Compliance Officer, each of the funds in the Van Kampen Investments fund complex (2004-2010);
	Treasurer		Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); Chief Financial
Officer and Treasurer, Van Kampen Funds (1996-2004).

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 77

OTHER INFORMATION (Unaudited) continued	November 30, 2018

Position(s)
	held	Term of Office
Name, Address*	with the	and Length of
and Year of Birth	Trust	Time Served**	Principal Occupations During Past Five Years
Officers continued:
Jon Szafran	Assistant	Since 2017	Current: Vice President, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).
(1989)	Treasurer
Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America)
Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014-2017); Senior Associate of Fund Administration, Cortland
Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.
**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Fund.

78 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

DIVIDEND REINVESTMENT PLAN (Unaudited)	November 30, 2018

Unless the registered owner of common shares elects to receive cash by contacting Computershare Trust Company, N.A. (the “Plan Administrator”), all dividends declared on common shares of the Fund will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Dividend Reinvestment Plan (the “Plan”), in additional common shares of the Fund. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you. If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.
The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder’s common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, nonparticipants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares. The common shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding common shares on the open market (“Open-Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commission per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date. If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commission, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.
If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 79

DIVIDEND REINVESTMENT PLAN (Unaudited) continued	November 30, 2018

amount in Newly Issued Common Shares at net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.
The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instruction of the participants.
There will be no brokerage charges with respect to common shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commission incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence or questions concerning the Plan should be directed to the Plan Administrator, Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170: Attention: Shareholder Services Department, Phone Number: (866) 488-3559 or online at www.computershare.com/investor.

80 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

FUND INFORMATION	November 30, 2018

Board of Trustees
Randall C. Barnes
Donald A. Chubb, Jr.
Jerry B. Farley
Roman Friedrich III
Amy J. Lee*
Ronald A. Nyberg
Maynard F. Oliverius
Ronald E. Toupin, Jr.,
Chairman
* Trustee is an “interested person” (as defined in Section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Fund because of her position as President of the Investment Adviser and Sub-Adviser.
Principal Executive Officers
Brian E. Binder
President and Chief Executive Officer
Joanna M. Catalucci
Chief Compliance Officer
Amy J. Lee
Vice President and Chief Legal Officer
Mark E. Mathiasen
Secretary
John L. Sullivan
Chief Financial Officer,
Chief Accounting Officer and Treasurer
Investment Adviser
Guggenheim Funds Investment
Advisors, LLC
Chicago, IL
Investment Sub-Adviser
Guggenheim Partners Investment
Management, LLC
Santa Monica, CA
Administrator and Accounting Agent
MUFG Investor Services (US), LLC
Rockville, MD
Custodian
The Bank of New York Mellon Corp.
New York, NY
Legal Counsel
Skadden, Arps, Slate, Meagher &
Flom LLP
New York, NY
Independent Registered Public Accounting Firm
Ernst & Young LLP
Tysons, VA

GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT l 81

FUND INFORMATION continued	November 30, 2018

Privacy Principles of the Fund
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.
Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).
The Fund restricts access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.
Questions concerning your shares of Guggenheim Strategic Opportunities Fund?
•  If your shares are held in a Brokerage Account, contact your Broker.
•  If you have physical possession of your shares in certificate form, contact the Fund’s Transfer Agent: Computershare Trust Company, N.A., P.O. Box 30170 College Station, TX 77842-3170; (866) 488-3559 or online at www.computershare.com/investor
This report is sent to shareholders of Guggenheim Strategic Opportunities Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 991-0091.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 991-0091, by visiting the Fund’s website at guggenheiminvestments.com/gof or by accessing the Fund’s Form N-PX on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or at guggenheiminvestments.com/gof. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
Notice to Shareholders
Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund from time to time may purchase shares of its common stock in the open market or in private transactions.

82 l GOF l GUGGENHEIM STRATEGIC OPPORTUNITIES FUND SEMIANNUAL REPORT

This Page Intentionally Left Blank.

ABOUT THE FUND MANAGERS

Guggenheim Partners Investment Management, LLC
Guggenheim Partners Investment Management, LLC (“GPIM”) is an indirect subsidiary of Guggenheim Partners, LLC, a diversified financial services firm. The firm provides capital markets services, portfolio and risk management expertise, wealth management, and investment advisory services. Clients of Guggenheim Partners, LLC subsidiaries are an elite mix of individuals, family offices, endowments, foundations, insurance companies and other institutions.
Investment Philosophy
GPIM’s investment philosophy is predicated upon the belief that thorough research and independent thought are rewarded with performance that has the potential to outperform benchmark indexes with both lower volatility and lower correlation of returns over time as compared to such benchmark indexes.
Investment Process
GPIM’s investment process is a collaborative effort between various groups including the Portfolio Construction Group, which utilize proprietary portfolio construction and risk modeling tools to determine allocation of assets among a variety of sectors, and its Sector Specialists, who are responsible for security selection within these sectors and for implementing securities transactions, including the structuring of certain securities directly with the issuers or with investment banks and dealers involved in the origination of such securities.
Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/19)
NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE
CEF-GOF-SAR-1118

Item 2.  Code of Ethics.
Not applicable for a semi-annual reporting period.
Item 3.  Audit Committee Financial Expert.
Not applicable for a semi-annual reporting period.
Item 4.  Principal Accountant Fees and Services.
Not applicable for a semi-annual reporting period.
Item 5.  Audit Committee of Listed Registrants.
Not applicable for a semi-annual reporting period.
Item 6.  Schedule of Investments.
The Schedule of Investments is included as part of Item 1.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for a semi-annual reporting period.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
(a)     Not applicable for a semi-annual reporting period.
(b)    There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
None.
Item 10.  Submission of Matters to a Vote of Security Holders.
The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11.  Controls and Procedures.
(a)     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
(a) The registrant has not participated in securities lending activities during the period covered by this report.
(b) Not applicable.
Item 13.  Exhibits.
(a)(1)  Not applicable
(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.
(a)(3)  Not applicable.
(b)      Certification of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Guggenheim Strategic Opportunities Fund
By:       /s/ Brian Binder
Name:  Brian Binder
Title:    President and Chief Executive Officer
Date:    February 8, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:       /s/ Brian Binder
Name:  Brian Binder
Title:    President and Chief Executive Officer
Date:    February 8, 2019
By:        /s/ John L. Sullivan
Name:  John L. Sullivan
Title:    Chief Financial Officer, Chief Accounting Officer and Treasurer
Date:    February 8, 2019